                         SUPPLEMENT DATED MARCH 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

                    Variable Universal Life Insurance Policy

                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account L

EFFECTIVE MARCH 1, 2001 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New pages B-3 through B-59 are substituted to reflect a change in the current cost of insurance rate as of March 1, 2001.

Form No. 14331 SL (Supp 3/01/01)                      Registration No. 333-01581

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                          MONY LIFE INSURANCE COMPANY
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option 2 death benefit Option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is defined and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Values shown on this illustration are based on a Policy owner tax bracket of 28%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value On Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of .8% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Investment Return indicated.

     The Current Charges are declared by MONY Life Insurance Company, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of The Mutual Life Insurance Company of New York.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will be deposited in a loan account and earn interest at an annual rate of 5.0%. This rate is determined by subtracting a hold back margin for profit and expenses of .75% from the loan rate. After the tenth Policy anniversary the annual interest rate applicable to the loan account will be .5% higher based on a reduction in the hold back margin for profit and expenses of .5%. This reduction is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to amounts allocated to the Guaranteed Interest Account for policies of the same type which have not reached their tenth anniversary. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

     Right to Return Policy -- This Policy may be returned to MONY Life Insurance Company during the period that starts with the Policy's delivery and ends on the latest of: (a) 10 days after delivery of the Policy to the rightsholder; (b) 45 days after part 1 of the application is signed; (c) 10 days after we mail or deliver a notice of withdrawal right. The Policy may be returned by delivery or mail, along with a written notice to cancel, to our home office, a local office, or to the agent who sold it. We will then promptly refund any premiums paid.

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      3,088         0           351      2,154   200,000        351      2,154   200,000        351      2,154   200,000
  2    47      3,088         0         2,140      4,205   200,000      2,140      4,205   200,000      2,442      4,507   200,000
  3    48      3,088         0         3,025      6,186   200,000      3,025      6,186   200,000      3,577      6,738   200,000
  4    49      3,088         0         4,916      8,077   200,000      4,916      8,077   200,000      5,667      8,828   200,000
  5    50      3,088         0         6,718      9,880   200,000      6,718      9,880   200,000      7,664     10,826   200,000
  6    51      3,088         0         8,751     11,597   200,000      8,751     11,597   200,000      9,843     12,689   200,000
  7    52      3,088         0        10,678     13,208   200,000     10,678     13,208   200,000     11,959     14,488   200,000
  8    53      3,088         0        12,502     14,715   200,000     12,502     14,715   200,000     14,011     16,224   200,000
  9    54      3,088         0        14,202     16,099   200,000     14,202     16,099   200,000     16,023     17,920   200,000
 10    55      3,088         0        15,782     17,363   200,000     15,782     17,363   200,000     17,975     19,556   200,000

 11    56      3,088         0        17,381     18,646   200,000     17,381     18,646   200,000     19,953     21,218   200,000
 12    57      3,088         0        18,827     19,775   200,000     18,827     19,775   200,000     21,755     22,703   200,000
 13    58      3,088         0        20,121     20,754   200,000     20,121     20,754   200,000     23,467     24,100   200,000
 14    59      3,088         0        21,245     21,561   200,000     21,245     21,561   200,000     25,114     25,430   200,000
 15    60      3,088         0        22,179     22,179   200,000     22,179     22,179   200,000     26,715     26,715   200,000
 16    61      3,088         0        22,587     22,587   200,000     22,587     22,587   200,000     28,141     28,141   200,000
 17    62      3,088         0        22,763     22,763   200,000     22,763     22,763   200,000     29,440     29,440   200,000
 18    63      3,088         0        22,708     22,708   200,000     22,708     22,708   200,000     30,575     30,575   200,000
 19    64      3,088         0        22,336     22,336   200,000     22,336     22,336   200,000     31,607     31,607   200,000
 20    65      3,088         0        21,621     21,621   200,000     21,621     21,621   200,000     32,539     32,539   200,000

 21    66      3,088         0        20,579     20,579   200,000     20,579     20,579   200,000     33,394     33,394   200,000
 22    67      3,088         0        19,116     19,116   200,000     19,116     19,116   200,000     34,131     34,131   200,000
 23    68      3,088         0        17,176     17,176   200,000     17,176     17,176   200,000     34,691     34,691   200,000
 24    69      3,088         0        14,699     14,699   200,000     14,699     14,699   200,000     35,037     35,037   200,000
 25    70      3,088         0        11,639     11,639   200,000     11,639     11,639   200,000     35,110     35,110   200,000
 26    71      3,088         0         7,872      7,872   200,000      7,872      7,872   200,000     34,928     34,928   200,000
 27    72      3,088         0         3,146      3,146   200,000      3,146      3,146   200,000     34,410     34,410   200,000
 28    73      3,088         0             0          0         0          0          0         0     33,590     33,590   200,000
 29    74      3,088         0             0          0         0          0          0         0     32,343     32,343   200,000
 30    75      3,088         0             0          0         0          0          0         0     30,637     30,367   200,000

 31    76      3,088         0             0          0         0          0          0         0     28,476     28,476   200,000
 32    77      3,088         0             0          0         0          0          0         0     25,716     25,716   200,000
 33    78      3,088         0             0          0         0          0          0         0     22,221     22,221   200,000
 34    79      3,088         0             0          0         0          0          0         0     17,251     17,251   200,000
 35    80      3,088         0             0          0         0          0          0         0     11,083     11,083   200,000
 36    81      3,088         0             0          0         0          0          0         0      3,580      3,580   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 82.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         351      2,154  200,000
  2    47     3,088         0         0       0       2,442      4,507  200,000
  3    48     3,088         0         0       0       3,577      6,738  200,000
  4    49     3,088         0         0       0       5,667      8,828  200,000
  5    50     3,088         0         0       0       7,664     10,826  200,000
  6    51     3,088         0         0       0       9,843     12,689  200,000
  7    52     3,088         0         0       0      11,959     14,488  200,000
  8    53     3,088         0         0       0      14,011     16,224  200,000
  9    54     3,088         0         0       0      16,023     17,920  200,000
 10    55     3,088         0         0       0      17,975     19,556  200,000

 11    56     3,088         0         0       0      19,953     21,218  200,000
 12    57     3,088         0         0       0      21,755     22,703  200,000
 13    58     3,088         0         0       0      23,467     24,100  200,000
 14    59     3,088         0         0       0      25,114     25,430  200,000
 15    60     3,088         0         0       0      26,715     26,715  200,000
 16    61     3,088         0         0       0      28,141     28,141  200,000
 17    62     3,088         0         0       0      29,440     29,440  200,000
 18    63     3,088         0         0       0      30,575     30,575  200,000
 19    64     3,088         0         0       0      31,607     31,607  200,000
 20    65     3,088         0         0       0      32,539     32,539  200,000

 21    66     3,088         0         0       0      33,394     33,394  200,000
 22    67     3,088         0         0       0      34,131     34,131  200,000
 23    68     3,088         0         0       0      34,691     34,691  200,000
 24    69     3,088         0         0       0      35,037     35,037  200,000
 25    70     3,088         0         0       0      35,110     35,110  200,000
 26    71     3,088         0         0       0      34,928     34,928  200,000
 27    72     3,088         0         0       0      34,410     34,410  200,000
 28    73     3,088         0         0       0      33,590     33,590  200,000
 29    74     3,088         0         0       0      32,343     32,343  200,000
 30    75     3,088         0         0       0      30,637     30,637  200,000

 31    76     3,088         0         0       0      28,476     28,476  200,000
 32    77     3,088         0         0       0      25,716     25,716  200,000
 33    78     3,088         0         0       0      22,221     22,221  200,000
 34    79     3,088         0         0       0      17,251     17,251  200,000
 35    80     3,088         0         0       0      11,083     11,083  200,000
 36    81     3,088         0         0       0       3,580      3,580  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 82.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                       GUARANTEED CHARGES                                CURRENT CHARGES
                                  -------------------------------------------------------------   ------------------------------
                                       0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                  -----------------------------   -----------------------------   ------------------------------
              (1)        (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END           NET        NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          ANNUAL    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE   OUTLAY   SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    46    3,088        0           351      2,154   200,000        501      2,304   200,000         501      2,304   200,000
  2    47    3,088        0         2,140      4,205   200,000      2,573      4,639   200,000       2,885      4,950   200,000
  3    48    3,088        0         3,025      6,186   200,000      3,877      7,039   200,000       4,465      7,626   200,000
  4    49    3,088        0         4,916      8,077   200,000      6,324      9,485   200,000       7,150     10,312   200,000
  5    50    3,088        0         6,718      9,880   200,000      8,821     11,983   200,000       9,895     13,057   200,000
  6    51    3,088        0         8,751     11,597   200,000     11,689     14,535   200,000      12,976     15,821   200,000
  7    52    3,088        0        10,678     13,208   200,000     14,595     17,124   200,000      16,147     18,676   200,000
  8    53    3,088        0        12,502     14,715   200,000     17,542     19,755   200,000      19,414     21,628   200,000
  9    54    3,088        0        14,202     16,099   200,000     20,513     22,410   200,000      22,806     24,703   200,000
 10    55    3,088        0        15,782     17,363   200,000     23,513     25,094   200,000      26,308     27,889   200,000

 11    56    3,088        0        17,381     18,646   200,000     26,734     27,998   200,000      30,067     31,332   200,000
 12    57    3,088        0        18,827     19,775   200,000     29,977     30,925   200,000      33,855     34,804   200,000
 13    58    3,088        0        20,121     20,754   200,000     33,249     33,881   200,000      37,760     38,392   200,000
 14    59    3,088        0        21,245     21,561   200,000     36,537     36,853   200,000      41,812     42,128   200,000
 15    60    3,088        0        22,179     22,179   200,000     39,826     39,826   200,000      46,042     46,042   200,000
 16    61    3,088        0        22,587     22,587   200,000     42,790     42,790   200,000      50,312     50,312   200,000
 17    62    3,088        0        22,763     22,763   200,000     45,731     45,731   200,000      54,718     54,718   200,000
 18    63    3,088        0        22,708     22,708   200,000     48,655     48,655   200,000      59,239     59,239   200,000
 19    64    3,088        0        22,336     22,336   200,000     51,497     51,497   200,000      63,940     63,940   200,000
 20    65    3,088        0        21,621     21,621   200,000     54,242     54,242   200,000      68,840     68,840   200,000

 21    66    3,088        0        20,579     20,579   200,000     56,926     56,926   200,000      73,990     73,990   200,000
 22    67    3,088        0        19,116     19,116   200,000     59,473     59,473   200,000      79,363     79,363   200,000
 23    68    3,088        0        17,176     17,176   200,000     61,850     61,850   200,000      84,938     84,938   200,000
 24    69    3,088        0        14,699     14,699   200,000     64,023     64,023   200,000      90,713     90,713   200,000
 25    70    3,088        0        11,639     11,639   200,000     65,971     65,971   200,000      96,677     96,677   200,000
 26    71    3,088        0         7,872      7,872   200,000     67,620     67,620   200,000     102,876    102,876   200,000
 27    72    3,088        0         3,146      3,146   200,000     68,811     68,811   200,000     109,300    109,300   200,000
 28    73    3,088        0             0          0         0     69,592     69,592   200,000     116,013    116,013   200,000
 29    74    3,088        0             0          0         0     69,786     69,786   200,000     123,001    123,001   200,000
 30    75    3,088        0             0          0         0     69,220     69,220   200,000     130,313    130,313   200,000

 31    76    3,088        0             0          0         0     67,741     67,741   200,000     138,022    138,022   200,000
 32    77    3,088        0             0          0         0     65,174     65,174   200,000     146,157    146,157   200,000
 33    78    3,088        0             0          0         0     61,299     61,299   200,000     154,780    154,780   200,000
 34    79    3,088        0             0          0         0     55,836     55,836   200,000     163,842    163,842   200,000
 35    80    3,088        0             0          0         0     48,406     48,406   200,000     173,601    173,601   200,000
 36    81    3,088        0             0          0         0     38,458     38,458   200,000     184,239    184,239   200,000
 37    82    3,088        0             0          0         0     25,239     25,239   200,000     195,871    195,871   205,665
 38    83    3,088        0             0          0         0      7,623      7,623   200,000     208,075    208,075   218,478
 39    84    3,088        0             0          0         0          0          0         0     220,780    220,780   231,819
 40    85    3,088        0             0          0         0          0          0         0     233,984    233,984   245,684

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                  (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----    --------
 41    86      3,088         0           0         0        0           0         0        0        247,700    247,770   260,085
 42    87      3,088         0           0         0        0           0         0        0        261,919    261,919   275,015
 43    88      3,088         0           0         0        0           0         0        0        276,650    276,650   290,482
 44    89      3,088         0           0         0        0           0         0        0        291,893    291,893   306,487
 45    90      3,088         0           0         0        0           0         0        0        307,642    307,642   323,024
 46    91      3,088         0           0         0        0           0         0        0        323,868    323,868   340,061
 47    92      3,088         0           0         0        0           0         0        0        341,021    341,021   354,662
 48    93      3,088         0           0         0        0           0         0        0        359,206    359,206   369,982
 49    94      3,088         0           0         0        0           0         0        0        378,667    378,667   386,240
 50    95      3,888         0           0         0        0           0         0        0        399,709    399,709   403,706

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the Contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00             MONY LIFE INSURANCE COMPANY
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------

  1    46     3,088         0         0       0          501      2,304  200,000
  2    47     3,088         0         0       0        2,885      4,950  200,000
  3    48     3,088         0         0       0        4,465      7,626  200,000
  4    49     3,088         0         0       0        7,150     10,312  200,000
  5    50     3,088         0         0       0        9,895     13,057  200,000
  6    51     3,088         0         0       0       12,976     15,821  200,000
  7    52     3,088         0         0       0       16,147     18,676  200,000
  8    53     3,088         0         0       0       19,414     21,628  200,000
  9    54     3,088         0         0       0       22,806     24,703  200,000
 10    55     3,088         0         0       0       26,308     27,889  200,000

 11    56     3,088         0         0       0       30,067     31,332  200,000
 12    57     3,088         0         0       0       33,855     34,804  200,000
 13    58     3,088         0         0       0       37,760     38,392  200,000
 14    59     3,088         0         0       0       41,812     42,128  200,000
 15    60     3,088         0         0       0       46,042     46,042  200,000
 16    61     3,088         0         0       0       50,312     50,312  200,000
 17    62     3,088         0         0       0       54,718     54,718  200,000
 18    63     3,088         0         0       0       59,239     59,239  200,000
 19    64     3,088         0         0       0       63,940     63,940  200,000
 20    65     3,088         0         0       0       68,840     68,840  200,000

 21    66     3,088         0         0       0       73,990     73,990  200,000
 22    67     3,088         0         0       0       79,363     79,363  200,000
 23    68     3,088         0         0       0       84,938     84,938  200,000
 24    69     3,088         0         0       0       90,713     90,713  200,000
 25    70     3,088         0         0       0       96,677     96,677  200,000
 26    71     3,088         0         0       0      102,876    102,876  200,000
 27    72     3,088         0         0       0      109,300    109,300  200,000
 28    73     3,088         0         0       0      116,013    116,013  200,000
 29    74     3,088         0         0       0      123,001    123,001  200,000
 30    75     3,088         0         0       0      130,313    130,313  200,000

 31    76     3,088         0         0       0      138,022    138,022  200,000
 32    77     3,088         0         0       0      146,157    146,157  200,000
 33    78     3,088         0         0       0      154,780    154,780  200,000
 34    79     3,088         0         0       0      163,842    163,842  200,000
 35    80     3,088         0         0       0      173,601    173,601  200,000
 36    81     3,088         0         0       0      184,239    184,239  200,000
 37    82     3,088         0         0       0      195,871    195,871  205,665
 38    83     3,088         0         0       0      208,075    208,075  218,478
 39    84     3,088         0         0       0      220,780    220,780  231,819
 40    85     3,088         0         0       0      233,984    233,984  245,684

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     3,088         0         0       0      247,700    247,700  260,085
 42    87     3,088         0         0       0      261,919    261,919  275,015
 43    88     3,088         0         0       0      276,650    276,650  290,482
 44    89     3,088         0         0       0      291,893    291,893  306,487
 45    90     3,088         0         0       0      307,642    307,642  323,024
 46    91     3,088         0         0       0      323,868    323,868  340,061
 47    92     3,088         0         0       0      341,021    341,021  354,662
 48    93     3,088         0         0       0      359,206    359,206  369,982
 49    94     3,088         0         0       0      378,667    378,667  386,240
 50    95     3,088         0         0       0      399,709    399,709  403,706

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results nay be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00             MONY LIFE INSURANCE COMPANY
                                                  DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     -----------------------------------------------------------------
                                          0.00% (-1.49% NET)                12.00% (10.42% NET)
                                     -----------------------------   ---------------------------------
                (1)         (2)         (3)                 (5)         (6)                     (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----     --------
  1    46      3,088         0           351      2,154   200,000         652        2,455     200,000
  2    47      3,088         0         2,140      4,205   200,000       3,026        5,091     200,000
  3    48      3,088         0         3,025      6,186   200,000       4,803        7,964     200,000
  4    49      3,088         0         4,916      8,077   200,000       7,916       11,077     200,000
  5    50      3,088         0         6,718      9,880   200,000      11,296       14,458     200,000
  6    51      3,088         0         8,751     11,597   200,000      15,293       18,139     200,000
  7    52      3,088         0        10,678     13,208   200,000      19,603       22,132     200,000
  8    53      3,088         0        12,502     14,715   200,000      24,264       26,477     200,000
  9    54      3,088         0        14,202     16,099   200,000      29,299       31,195     200,000
 10    55      3,088         0        15,782     17,363   200,000      34,754       36,334     200,000

 11    56      3,088         0        17,381     18,646   200,000      40,946       42,210     200,000
 12    57      3,088         0        18,827     19,775   200,000      47,697       48,645     200,000
 13    58      3,088         0        20,121     20,754   200,000      55,085       55,717     200,000
 14    59      3,088         0        21,245     21,561   200,000      63,182       63,498     200,000
 15    60      3,088         0        22,179     22,179   200,000      72,072       72,072     200,000
 16    61      3,088         0        22,587     22,587   200,000      81,542       81,542     200,000
 17    62      3,088         0        22,763     22,763   200,000      92,027       92,027     200,000
 18    63      3,088         0        22,708     22,708   200,000     103,684      103,684     200,000
 19    64      3,088         0        22,336     22,336   200,000     116,651      116,651     200,000
 20    65      3,088         0        21,621     21,621   200,000     131,134      131,134     200,000

 21    66      3,088         0        20,579     20,579   200,000     147,447      147,447     200,000
 22    67      3,088         0        19,116     19,116   200,000     165,834      165,834     200,000
 23    68      3,088         0        17,176     17,176   200,000     186,426      186,426     219,983
 24    69      3,088         0        14,699     14,699   200,000     209,129      209,129     244,681
 25    70      3,088         0        11,639     11,639   200,000     234,159      234,159     271,624
 26    71      3,088         0         7,872      7,872   200,000     261,746      261,746     301,007
 27    72      3,088         0         3,146      3,146   200,000     292,235      292,235     330,225
 28    73      3,088         0             0          0         0     326,016      326,016     361,878
 29    74      3,088         0             0          0         0     363,480      363,480     396,193
 30    75      3,088         0             0          0         0     405,101      405,101     433,458

 31    76      3,088         0             0          0         0     451,462      451,462     474,035
 32    77      3,088         0             0          0         0     502,589      502,589     527,718
 33    78      3,088         0             0          0         0     558,942      558,942     586,889
 34    79      3,088         0             0          0         0     621,020      621,020     652,071
 35    80      3,088         0             0          0         0     689,362      689,362     723,830
 36    81      3,088         0             0          0         0     764,535      764,535     802,762
 37    82      3,088         0             0          0         0     847,144      847,144     889,501
 38    83      3,088         0             0          0         0     937,803      937,803     984,693
 39    84      3,088         0             0          0         0    1,037,162   1,037,162   1,089,020
 40    85      3,088         0             0          0         0    1,145,905   1,145,905   1,203,201

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1        652        2,455     200,000
  2      3,347        5,412     200,000
  3      5,426        8,588     200,000
  4      8,822       11,983     200,000
  5     12,513       15,674     200,000
  6     16,804       19,649     200,000
  7     21,482       24,011     200,000
  8     26,592       28,805     200,000
  9     32,204       34,101     200,000
 10     38,354       39,935     200,000
 11     45,330       46,594     200,000
 12     52,926       53,875     200,000
 13     61,303       61,935     200,000
 14     70,577       70,893     200,000
 15     80,877       80,877     200,000
 16     92,142       92,142     200,000
 17    104,652      104,652     200,000
 18    118,550      118,550     200,000
 19    134,059      134,059     200,000
 20    151,391      151,391     200,000
 21    170,843      170,843     205,011
 22    192,449      192,449     229,015
 23    216,357      216,357     255,302
 24    242,805      242,805     284,082
 25    272,051      272,051     315,579
 26    304,402      304,402     350,062
 27    340,236      340,236     384,466
 28    379,973      379,973     421,770
 29    424,049      424,049     462,213
 30    472,992      472,992     506,101
 31    527,413      527,413     553,784
 32    587,625      587,625     617,006
 33    654,212      654,212     686,923
 34    727,694      727,694     764,079
 35    808,840      808,840     849,282
 36    898,417      898,417     943,338
 37    997,212      997,212   1,047,072
 38   1,106,392   1,106,392   1,161,711
 39   1,226,800   1,226,800   1,288,140
 40   1,359,442   1,359,442   1,427,415

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     ----------------------------------------------------------------
                                          0.00% (-1.49% NET)               12.00% (10.42% NET)
                                     ----------------------------   ---------------------------------
                (1)         (2)         (3)                (5)         (6)                     (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----     --------
 41    86      3,088         0           0         0        0       1,264,759   1,264,759   1,327,997
 42    87      3,088         0           0         0        0       1,394,499   1,394,499   1,464,224
 43    88      3,088         0           0         0        0       1,535,950   1,535,950   1,612,747
 44    89      3,088         0           0         0        0       1,689,978   1,689,978   1,774,477
 45    90      3,088         0           0         0        0       1,857,498   1,857,498   1,950,373
 46    91      3,088         0           0         0        0       2,039,416   2,039,416   2,141,387
 47    92      3,088         0           0         0        0       2,242,557   2,242,557   2,332,259
 48    93      3,088         0           0         0        0       2,470,544   2,470,544   2,544,660
 49    94      3,088         0           0         0        0       2,727,840   2,727,840   2,782,397
 50    95      3,088         0           0         0        0       3,020,015   3,020,015   3,050,215

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
 41   1,505,505   1,505,505   1,580,780
 42   1,666,140   1,666,140   1,749,447
 43   1,842,726   1,842,726   1,934,862
 44   2,036,679   2,036,679   2,138,513
 45   2,249,503   2,249,503   2,361,978
 46   2,482,644   2,482,644   2,606,777
 47   2,741,488   2,741,488   2,851,147
 48   3,029,390   3,029,390   3,120,272
 49   3,351,354   3,351,354   3,418,381
 50   3,713,625   3,713,625   3,750,762

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------

  1    46     3,088         0         0       0          652        2,455    200,000
  2    47     3,088         0         0       0        3,347        5,412    200,000
  3    48     3,088         0         0       0        5,426        8,588    200,000
  4    49     3,088         0         0       0        8,822       11,983    200,000
  5    50     3,088         0         0       0       12,513       15,674    200,000
  6    51     3,088         0         0       0       16,804       19,649    200,000
  7    52     3,088         0         0       0       21,482       24,011    200,000
  8    53     3,088         0         0       0       26,592       28,805    200,000
  9    54     3,088         0         0       0       32,204       34,101    200,000
 10    55     3,088         0         0       0       38,354       39,935    200,000

 11    56     3,088         0         0       0       45,330       46,594    200,000
 12    57     3,088         0         0       0       52,926       53,875    200,000
 13    58     3,088         0         0       0       61,303       61,935    200,000
 14    59     3,088         0         0       0       70,577       70,893    200,000
 15    60     3,088         0         0       0       80,877       80,877    200,000
 16    61     3,088         0         0       0       92,142       92,142    200,000
 17    62     3,088         0         0       0      104,652      104,652    200,000
 18    63     3,088         0         0       0      118,550      118,550    200,000
 19    64     3,088         0         0       0      134,059      134,059    200,000
 20    65     3,088         0         0       0      151,391      151,391    200,000

 21    66     3,088         0         0       0      170,843      170,843    205,011
 22    67     3,088         0         0       0      192,449      192,449    229,015
 23    68     3,088         0         0       0      216,357      216,357    255,302
 24    69     3,088         0         0       0      242,805      242,805    284,082
 25    70     3,088         0         0       0      272,051      272,051    315,579
 26    71     3,088         0         0       0      304,402      304,402    350,062
 27    72     3,088         0         0       0      340,236      340,236    384,466
 28    73     3,088         0         0       0      379,973      379,973    421,770
 29    74     3,088         0         0       0      424,049      424,049    462,213
 30    75     3,088         0         0       0      472,992      472,992    506,101

 31    76     3,088         0         0       0      527,413      527,413    553,784
 32    77     3,088         0         0       0      587,625      587,625    617,006
 33    78     3,088         0         0       0      654,212      654,212    686,923
 34    79     3,088         0         0       0      727,694      727,694    764,079
 35    80     3,088         0         0       0      808,840      808,840    849,282
 36    81     3,088         0         0       0      898,417      898,417    943,338
 37    82     3,088         0         0       0      997,212      997,212  1,047,072
 38    83     3,088         0         0       0     1,106,392   1,106,392  1,161,711
 39    84     3,088         0         0       0     1,226,800   1,226,800  1,288,140
 40    85     3,088         0         0       0     1,359,442   1,359,442  1,427,415

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     3,088         0         0       0     1,505,505   1,505,505  1,580,780
 42    87     3,088         0         0       0     1,666,140   1,666,140  1,749,447
 43    88     3,088         0         0       0     1,842,726   1,842,726  1,934,862
 44    89     3,088         0         0       0     2,036,679   2,036,679  2,138,513
 45    90     3,088         0         0       0     2,249,503   2,249,503  2,361,978
 46    91     3,088         0         0       0     2,482,644   2,482,644  2,606,777
 47    92     3,088         0         0       0     2,741,488   2,741,488  2,851,147
 48    93     3,088         0         0       0     3,029,390   3,029,390  3,120,272
 49    94     3,088         0         0       0     3,351,354   3,351,354  3,418,381
 50    95     3,088         0         0       0     3,713,625   3,713,625  3,750,762

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00               MONY LIFE INSURANCE COMPANY
                                                    DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      2,578         0            58      1,728   200,000         58      1,728   200,000         58      1,728   200,000
  2    47      2,578         0         1,490      3,380   200,000      1,490      3,380   200,000      1,817      3,708   200,000
  3    48      2,578         0         2,185      4,990   200,000      2,185      4,990   200,000      2,810      5,614   200,000
  4    49      2,578         0         3,730      6,535   200,000      3,730      6,535   200,000      4,577      7,381   200,000
  5    50      2,578         0         5,189      7,994   200,000      5,189      7,994   200,000      6,254      9,058   200,000
  6    51      2,578         0         6,867      9,391   200,000      6,867      9,391   200,000      7,988     10,512   200,000
  7    52      2,578         0         8,463     10,706   200,000      8,463     10,706   200,000      9,661     11,905   200,000
  8    53      2,578         0         9,977     11,940   200,000      9,977     11,940   200,000     11,297     13,260   200,000
  9    54      2,578         0        11,413     13,096   200,000     11,413     13,096   200,000     12,896     14,579   200,000
 10    55      2,578         0        12,771     14,173   200,000     12,771     14,173   200,000     14,437     15,840   200,000

 11    56      2,578         0        14,161     15,283   200,000     14,161     15,283   200,000     15,996     17,118   200,000
 12    57      2,578         0        15,460     16,301   200,000     15,460     16,301   200,000     17,483     18,324   200,000
 13    58      2,578         0        16,668     17,229   200,000     16,668     17,229   200,000     18,922     19,483   200,000
 14    59      2,578         0        17,786     18,067   200,000     17,786     18,067   200,000     20,249     20,529   200,000
 15    60      2,578         0        18,817     18,817   200,000     18,817     18,817   200,000     21,551     21,551   200,000
 16    61      2,578         0        19,479     19,479   200,000     19,479     19,479   200,000     22,716     22,716   200,000
 17    62      2,578         0        20,011     20,011   200,000     20,011     20,011   200,000     23,856     23,856   200,000
 18    63      2,578         0        20,393     20,393   200,000     20,393     20,393   200,000     24,887     24,887   200,000
 19    64      2,578         0        20,605     20,605   200,000     20,605     20,605   200,000     25,893     25,893   200,000
 20    65      2,578         0        20,603     20,603   200,000     20,603     20,603   200,000     26,812     26,812   200,000

 21    66      2,578         0        20,396     20,396   200,000     20,396     20,396   200,000     27,658     27,658   200,000
 22    67      2,578         0        19,953     19,953   200,000     19,953     19,953   200,000     28,399     28,399   200,000
 23    68      2,578         0        19,249     19,249   200,000     19,249     19,249   200,000     29,017     29,017   200,000
 24    69      2,578         0        18,281     18,281   200,000     18,281     18,281   200,000     29,512     29,512   200,000
 25    70      2,578         0        17,023     17,023   200,000     17,023     17,023   200,000     29,926     29,926   200,000
 26    71      2,578         0        15,423     15,423   200,000     15,423     15,423   200,000     30,178     30,178   200,000
 27    72      2,578         0        13,384     13,384   200,000     13,384     13,384   200,000     30,289     30,289   200,000
 28    73      2,578         0        10,822     10,822   200,000     10,822     10,822   200,000     30,219     30,219   200,000
 29    74      2,578         0         7,579      7,579   200,000      7,579      7,579   200,000     29,926     29,926   200,000
 30    75      2,578         0         3,525      3,525   200,000      3,525      3,525   200,000     29,388     29,388   200,000

 31    76      2,578         0             0          0         0          0          0         0     28,520     28,520   200,000
 32    77      2,578         0             0          0         0          0          0         0     27,317     27,317   200,000
 33    78      2,578         0             0          0         0          0          0         0     25,709     25,709   200,000
 34    79      2,578         0             0          0         0          0          0         0     23,579     23,579   200,000
 35    80      2,578         0             0          0         0          0          0         0     20,927     20,927   200,000
 36    81      2,578         0             0          0         0          0          0         0     17,557     17,557   200,000
 37    82      2,578         0             0          0         0          0          0         0     13,450     13,450   200,000
 38    83      2,578         0             0          0         0          0          0         0      8,193      8,193   200,000
 39    84      2,578         0             0          0         0          0          0         0      1,575      1,575   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 85.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00               MONY LIFE INSURANCE COMPANY
                                                    DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     2,578         0         0       0           58      1,728  200,000
  2    47     2,578         0         0       0        1,817      3,708  200,000
  3    48     2,578         0         0       0        2,810      5,614  200,000
  4    49     2,578         0         0       0        4,577      7,381  200,000
  5    50     2,578         0         0       0        6,254      9,058  200,000
  6    51     2,578         0         0       0        7,988     10,512  200,000
  7    52     2,578         0         0       0        9,661     11,905  200,000
  8    53     2,578         0         0       0       11,297     13,260  200,000
  9    54     2,578         0         0       0       12,896     14,579  200,000
 10    55     2,578         0         0       0       14,437     15,840  200,000

 11    56     2,578         0         0       0       15,996     17,118  200,000
 12    57     2,578         0         0       0       17,483     18,324  200,000
 13    58     2,578         0         0       0       18,922     19,483  200,000
 14    59     2,578         0         0       0       20,249     20,529  200,000
 15    60     2,578         0         0       0       21,551     21,551  200,000
 16    61     2,578         0         0       0       22,716     22,716  200,000
 17    62     2,578         0         0       0       23,856     23,856  200,000
 18    63     2,578         0         0       0       24,887     24,887  200,000
 19    64     2,578         0         0       0       25,893     25,893  200,000
 20    65     2,578         0         0       0       26,812     26,812  200,000

 21    66     2,578         0         0       0       27,658     27,658  200,000
 22    67     2,578         0         0       0       28,399     28,399  200,000
 23    68     2,578         0         0       0       29,017     29,017  200,000
 24    69     2,578         0         0       0       29,512     29,512  200,000
 25    70     2,578         0         0       0       29,926     29,926  200,000
 26    71     2,578         0         0       0       30,178     30,178  200,000
 27    72     2,578         0         0       0       30,289     30,289  200,000
 28    73     2,578         0         0       0       30,219     30,219  200,000
 29    74     2,578         0         0       0       29,926     29,926  200,000
 30    75     2,578         0         0       0       29,388     29,388  200,000

 31    76     2,578         0         0       0       28,520     28,520  200,000
 32    77     2,578         0         0       0       27,317     27,317  200,000
 33    78     2,578         0         0       0       25,709     25,709  200,000
 34    79     2,578         0         0       0       23,579     23,579  200,000
 35    80     2,578         0         0       0       20,927     20,927  200,000
 36    81     2,578         0         0       0       17,557     17,557  200,000
 37    82     2,578         0         0       0       13,450     13,450  200,000
 38    83     2,578         0         0       0        8,193      8,193  200,000
 39    84     2,578         0         0       0        1,575      1,575  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 85.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   -----------------------------
                                         0.00% (- 1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----   --------
  1    46      2,578         0            58      1,728  200,000        181      1,851  200,000         181      1,851  200,000
  2    47      2,578         0         1,490      3,380  200,000      1,844      3,734  200,000       2,181      4,071  200,000
  3    48      2,578         0         2,185      4,990  200,000      2,879      5,683  200,000       3,542      6,347  200,000
  4    49      2,578         0         3,730      6,535  200,000      4,874      7,679  200,000       5,805      8,610  200,000
  5    50      2,578         0         5,189      7,994  200,000      6,897      9,701  200,000       8,106     10,910  200,000
  6    51      2,578         0         6,867      9,391  200,000      9,252     11,776  200,000      10,589     13,113  200,000
  7    52      2,578         0         8,463     10,706  200,000     11,640     13,883  200,000      13,134     15,378  200,000
  8    53      2,578         0         9,977     11,940  200,000     14,064     16,027  200,000      15,767     17,731  200,000
  9    54      2,578         0        11,413     13,096  200,000     16,528     18,211  200,000      18,494     20,177  200,000
 10    55      2,578         0        12,771     14,173  200,000     19,035     20,437  200,000      21,297     22,699  200,000

 11    56      2,578         0        14,161     15,283  200,000     21,739     22,860  200,000      24,301     25,423  200,000
 12    57      2,578         0        15,460     16,301  200,000     24,492     25,334  200,000      27,391     28,233  200,000
 13    58      2,578         0        16,668     17,229  200,000     27,301     27,862  200,000      30,597     31,157  200,000
 14    59      2,578         0        17,786     18,067  200,000     30,172     30,452  200,000      33,863     34,143  200,000
 15    60      2,578         0        18,817     18,817  200,000     33,109     33,109  200,000      37,278     37,278  200,000
 16    61      2,578         0        19,479     19,479  200,000     35,840     35,840  200,000      40,728     40,728  200,000
 17    62      2,578         0        20,011     20,011  200,000     38,611     38,611  200,000      44,352     44,352  200,000
 18    63      2,578         0        20,393     20,393  200,000     41,410     41,410  200,000      48,084     48,084  200,000
 19    64      2,578         0        20,605     20,605  200,000     44,224     44,224  200,000      52,009     52,009  200,000
 20    65      2,578         0        20,603     20,603  200,000     47,022     47,022  200,000      56,085     56,085  200,000

 21    66      2,578         0        20,396     20,396  200,000     49,826     49,826  200,000      60,344     60,344  200,000
 22    67      2,578         0        19,953     19,953  200,000     52,609     52,609  200,000      64,766     64,766  200,000
 23    68      2,578         0        19,249     19,249  200,000     55,360     55,360  200,000      69,349     69,349  200,000
 24    69      2,578         0        18,281     18,281  200,000     58,085     58,085  200,000      74,110     74,110  200,000
 25    70      2,578         0        17,023     17,023  200,000     60,771     60,771  200,000      79,096     79,096  200,000
 26    71      2,578         0        15,423     15,423  200,000     63,392     63,392  200,000      84,269     84,269  200,000
 27    72      2,578         0        13,384     13,384  200,000     65,886     65,886  200,000      89,663     89,663  200,000
 28    73      2,578         0        10,822     10,822  200,000     68,206     68,206  200,000      95,277     95,277  200,000
 29    74      2,578         0         7,579      7,579  200,000     70,253     70,253  200,000     101,110    101,110  200,000
 30    75      2,578         0         3,525      3,525  200,000     71,957     71,957  200,000     107,182    107,182  200,000

 31    76      2,578         0             0          0        0     73,223     73,223  200,000     113,483    113,483  200,000
 32    77      2,578         0             0          0        0     73,960     73,960  200,000     120,053    120,053  200,000
 33    78      2,578         0             0          0        0     74,095     74,095  200,000     126,909    126,909  200,000
 34    79      2,578         0             0          0        0     73,488     73,488  200,000     134,062    134,062  200,000
 35    80      2,578         0             0          0        0     71,990     71,990  200,000     141,585    141,585  200,000
 36    81      2,578         0             0          0        0     69,366     69,366  200,000     149,497    149,497  200,000
 37    82      2,578         0             0          0        0     65,305     65,305  200,000     157,898    157,898  200,000
 38    83      2,578         0             0          0        0     59,341     59,341  200,000     166,818    166,818  200,000
 39    84      2,578         0             0          0        0     50,844     50,844  200,000     176,393    176,393  200,000
 40    85      2,578         0             0          0        0     39,024     39,024  200,000     186,767    186,767  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS


        STANDARD LEDGER STATEMENT
FOR:                                                    MONY EQUITYMASTER                              SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45                FLEXIBLE PREMIUM VARIABLE LIFE                           INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                             SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----    --------   ---------    -----   --------
 41    86      2,578         0           0         0        0        22,750     22,750   200,000     197,998    197,998  207,898
 42    87      2,578         0           0         0        0           498        498   200,000     209,645    209,645  220,127
 43    88      2,578         0           0         0        0             0          0         0     221,687    221,687  232,771
 44    89      2,578         0           0         0        0             0          0         0     234,156    234,156  245,864
 45    90      2,578         0           0         0        0             0          0         0     247,046    247,046  259,398
 46    91      2,578         0           0         0        0             0          0         0     260,332    260,332  273,349
 47    92      2,578         0           0         0        0             0          0         0     274,391    274,391  285,367
 48    93      2,578         0           0         0        0             0          0         0     289,344    289,344  298,024
 49    94      2,578         0           0         0        0             0          0         0     305,346    305,346  311,453
 50    95      2,578         0           0         0        0             0          0         0     322,573    322,573  325,799

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378                 MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    46     2,578         0         0       0          181      1,851   200,000
  2    47     2,578         0         0       0        2,181      4,071   200,000
  3    48     2,578         0         0       0        3,542      6,347   200,000
  4    49     2,578         0         0       0        5,805      8,610   200,000
  5    50     2,578         0         0       0        8,106     10,910   200,000
  6    51     2,578         0         0       0       10,589     13,113   200,000
  7    52     2,578         0         0       0       13,134     15,378   200,000
  8    53     2,578         0         0       0       15,767     17,731   200,000
  9    54     2,578         0         0       0       18,494     20,177   200,000
 10    55     2,578         0         0       0       21,297     22,699   200,000

 11    56     2,578         0         0       0       24,301     25,423   200,000
 12    57     2,578         0         0       0       27,391     28,233   200,000
 13    58     2,578         0         0       0       30,597     31,157   200,000
 14    59     2,578         0         0       0       33,863     34,143   200,000
 15    60     2,578         0         0       0       37,278     37,278   200,000
 16    61     2,578         0         0       0       40,728     40,728   200,000
 17    62     2,578         0         0       0       44,352     44,352   200,000
 18    63     2,578         0         0       0       48,084     48,084   200,000
 19    64     2,578         0         0       0       52,009     52,009   200,000
 20    65     2,578         0         0       0       56,085     56,085   200,000

 21    66     2,578         0         0       0       60,344     60,344   200,000
 22    67     2,578         0         0       0       64,766     64,766   200,000
 23    68     2,578         0         0       0       69,349     69,349   200,000
 24    69     2,578         0         0       0       74,110     74,110   200,000
 25    70     2,578         0         0       0       79,096     79,096   200,000
 26    71     2,578         0         0       0       84,269     84,269   200,000
 27    72     2,578         0         0       0       89,663     89,663   200,000
 28    73     2,578         0         0       0       95,277     95,277   200,000
 29    74     2,578         0         0       0      101,110    101,110   200,000
 30    75     2,578         0         0       0      107,182    107,182   200,000

 31    76     2,578         0         0       0      113,483    113,483   200,000
 32    77     2,578         0         0       0      120,053    120,053   200,000
 33    78     2,578         0         0       0      126,909    126,909   200,000
 34    79     2,578         0         0       0      134,062    134,062   200,000
 35    80     2,578         0         0       0      141,585    141,585   200,000
 36    81     2,578         0         0       0      149,497    149,497   200,000
 37    82     2,578         0         0       0      157,898    157,898   200,000
 38    83     2,578         0         0       0      166,818    166,818   200,000
 39    84     2,578         0         0       0      176,393    176,393   200,000
 40    85     2,578         0         0       0      186,767    186,767   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378                 MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     2,578         0         0       0      197,998    197,998  207,898
 42    87     2,578         0         0       0      209,645    209,645  220,127
 43    88     2,578         0         0       0      221,687    221,687  232,771
 44    89     2,578         0         0       0      234,156    234,156  245,864
 45    90     2,578         0         0       0      247,046    247,046  259,398
 46    91     2,578         0         0       0      260,332    260,332  273,349
 47    92     2,578         0         0       0      274,391    274,391  285,367
 48    93     2,578         0         0       0      289,344    289,344  298,024
 49    94     2,578         0         0       0      305,346    305,346  311,453
 50    95     2,578         0         0       0      322,573    322,573  325,799

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00               MONY LIFE INSURANCE COMPANY
                                                    DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)               12.00% (10.42% NET)
                                     -----------------------------   -------------------------------
                (1)         (2)         (3)                 (5)         (6)                   (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----    --------
  1    46      2,578         0            58      1,728   200,000         304      1,975     200,000
  2    47      2,578         0         1,490      3,380   200,000       2,213      4,103     200,000
  3    48      2,578         0         2,185      4,990   200,000       3,632      6,436     200,000
  4    49      2,578         0         3,730      6,535   200,000       6,168      8,973     200,000
  5    50      2,578         0         5,189      7,994   200,000       8,907     11,712     200,000
  6    51      2,578         0         6,867      9,391   200,000      12,177     14,701     200,000
  7    52      2,578         0         8,463     10,706   200,000      15,703     17,946     200,000
  8    53      2,578         0         9,977     11,940   200,000      19,515     21,478     200,000
  9    54      2,578         0        11,413     13,096   200,000      23,647     25,330     200,000
 10    55      2,578         0        12,771     14,173   200,000      28,138     29,540     200,000

 11    56      2,578         0        14,161     15,283   200,000      33,240     34,362     200,000
 12    57      2,578         0        15,460     16,301   200,000      38,822     39,663     200,000
 13    58      2,578         0        16,668     17,229   200,000      44,945     45,506     200,000
 14    59      2,578         0        17,786     18,067   200,000      51,678     51,959     200,000
 15    60      2,578         0        18,817     18,817   200,000      59,101     59,101     200,000
 16    61      2,578         0        19,479     19,479   200,000      67,021     67,021     200,000
 17    62      2,578         0        20,011     20,011   200,000      75,788     75,788     200,000
 18    63      2,578         0        20,393     20,393   200,000      85,502     85,502     200,000
 19    64      2,578         0        20,605     20,605   200,000      96,279     96,279     200,000
 20    65      2,578         0        20,603     20,603   200,000     108,248    108,248     200,000

 21    66      2,578         0        20,396     20,396   200,000     121,622    121,622     200,000
 22    67      2,578         0        19,953     19,953   200,000     136,569    136,569     200,000
 23    68      2,578         0        19,249     19,249   200,000     153,322    153,322     200,000
 24    69      2,578         0        18,281     18,281   200,000     172,164    172,164     201,432
 25    70      2,578         0        17,023     17,023   200,000     193,172    193,172     224,080
 26    71      2,578         0        15,423     15,423   200,000     216,397    216,397     248,856
 27    72      2,578         0        13,384     13,384   200,000     242,119    242,119     273,594
 28    73      2,578         0        10,822     10,822   200,000     270,624    270,624     300,393
 29    74      2,578         0         7,579      7,579   200,000     302,233    302,233     329,434
 30    75      2,578         0         3,525      3,525   200,000     337,326    337,326     360,939

 31    76      2,578         0             0          0         0     376,346    376,346     395,164
 32    77      2,578         0             0          0         0     419,462    419,462     440,436
 33    78      2,578         0             0          0         0     467,087    467,087     490,442
 34    79      2,578         0             0          0         0     519,661    519,661     545,644
 35    80      2,578         0             0          0         0     577,667    577,667     606,551
 36    81      2,578         0             0          0         0     641,618    641,618     673,699
 37    82      2,578         0             0          0         0     712,063    712,063     747,666
 38    83      2,578         0             0          0         0     789,569    789,569     829,047
 39    84      2,578         0             0          0         0     874,734    874,734     918,469
 40    85      2,578         0             0          0         0     968,200    968,200   1,016,610

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1        304        1,975     200,000
  2      2,560        4,450     200,000
  3      4,335        7,139     200,000
  4      7,189        9,993     200,000
  5     10,276       13,081     200,000
  6     13,765       16,289     200,000
  7     17,556       19,800     200,000
  8     21,706       23,670     200,000
  9     26,256       27,938     200,000
 10     31,227       32,629     200,000
 11     36,857       37,978     200,000
 12     43,043       43,885     200,000
 13     49,875       50,436     200,000
 14     57,376       57,657     200,000
 15     65,703       65,703     200,000
 16     74,805       74,805     200,000
 17     84,947       84,947     200,000
 18     96,198       96,198     200,000
 19    108,752      108,752     200,000
 20    122,730      122,730     200,000
 21    138,355      138,355     200,000
 22    155,795      155,795     200,000
 23    175,275      175,275     206,825
 24    196,901      196,901     230,874
 25    220,864      220,864     256,202
 26    247,403      247,403     286,514
 27    276,836      276,836     312,825
 28    309,486      309,486     343,529
 29    345,715      345,715     376,829
 30    385,939      385,939     412,955
 31    430,622      430,622     452,153
 32    480,118      480,118     504,124
 33    534,930      534,930     561,677
 34    595,604      595,604     625,384
 35    662,760      662,760     695,898
 36    737,044      737,044     773,897
 37    819,203      819,203     860,163
 38    909,966      909,966     955,464
 39   1,010,175   1,010,175   1,060,684
 40   1,120,643   1,120,643   1,176,676

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    86      2,578         0           0         0        0       1,070,631   1,070,631  1,124,162
 42    87      2,578         0           0         0        0       1,182,739   1,182,739  1,241,876
 43    88      2,578         0           0         0        0       1,305,245   1,305,245  1,370,507
 44    89      2,578         0           0         0        0       1,438,924   1,438,924  1,510,871
 45    90      2,578         0           0         0        0       1,584,524   1,584,524  1,663,750
 46    91      2,578         0           0         0        0       1,742,825   1,742,825  1,829,966
 47    92      2,578         0           0         0        0       1,918,971   1,918,971  1,995,730
 48    93      2,578         0           0         0        0       2,115,945   2,115,945  2,179,423
 49    94      2,578         0           0         0        0       2,337,473   2,337,473  2,384,223
 50    95      2,578         0           0         0        0       2,588,323   2,588,323  2,614,206

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41   1,242,284   1,242,284  1,304,378
 42   1,376,065   1,376,065  1,444,869
 43   1,523,011   1,523,011  1,599,161
 44   1,684,509   1,684,509  1,768,735
 45   1,861,818   1,861,818  1,954,909
 46   2,056,147   2,056,147  2,158,954
 47   2,272,091   2,272,091  2,362,974
 48   2,512,794   2,512,794  2,588,178
 49   2,782,128   2,782,128  2,837,771
 50   3,084,635   3,084,635  3,115,482

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00               MONY LIFE INSURANCE COMPANY
                                                    DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    46     2,578         0         0       0          304        1,975    200,000
  2    47     2,578         0         0       0        2,560        4,450    200,000
  3    48     2,578         0         0       0        4,335        7,139    200,000
  4    49     2,578         0         0       0        7,189        9,993    200,000
  5    50     2,578         0         0       0       10,276       13,081    200,000
  6    51     2,578         0         0       0       13,765       16,289    200,000
  7    52     2,578         0         0       0       17,556       19,800    200,000
  8    53     2,578         0         0       0       21,706       23,670    200,000
  9    54     2,578         0         0       0       26,256       27,938    200,000
 10    55     2,578         0         0       0       31,227       32,629    200,000

 11    56     2,578         0         0       0       36,857       37,978    200,000
 12    57     2,578         0         0       0       43,043       43,885    200,000
 13    58     2,578         0         0       0       49,875       50,436    200,000
 14    59     2,578         0         0       0       57,376       57,657    200,000
 15    60     2,578         0         0       0       65,703       65,703    200,000
 16    61     2,578         0         0       0       74,805       74,805    200,000
 17    62     2,578         0         0       0       84,947       84,947    200,000
 18    63     2,578         0         0       0       96,198       96,198    200,000
 19    64     2,578         0         0       0      108,752      108,752    200,000
 20    65     2,578         0         0       0      122,730      122,730    200,000

 21    66     2,578         0         0       0      138,355      138,355    200,000
 22    67     2,578         0         0       0      155,795      155,795    200,000
 23    68     2,578         0         0       0      175,275      175,275    206,825
 24    69     2,578         0         0       0      196,901      196,901    230,374
 25    70     2,578         0         0       0      220,864      220,864    256,202
 26    71     2,578         0         0       0      247,403      247,403    284,514
 27    72     2,578         0         0       0      276,836      276,836    312,825
 28    73     2,578         0         0       0      309,486      309,486    343,529
 29    74     2,578         0         0       0      345,715      345,715    376,829
 30    75     2,578         0         0       0      385,939      385,939    412,955

 31    76     2,578         0         0       0      430,622      430,622    452,153
 32    77     2,578         0         0       0      480,118      480,118    504,124
 33    78     2,578         0         0       0      534,930      534,930    561,677
 34    79     2,578         0         0       0      595,604      595,604    625,384
 35    80     2,578         0         0       0      662,760      662,760    695,898
 36    81     2,578         0         0       0      737,044      737,044    773,897
 37    82     2,578         0         0       0      819,203      819,203    860,163
 38    83     2,578         0         0       0      909,966      909,966    955,464
 39    84     2,578         0         0       0     1,010,175   1,010,175  1,060,684
 40    85     2,578         0         0       0     1,120,643   1,120,643  1,176,676

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                             CURRENT CHARGES
                                                    ---------------------------------
                                                           12.00% (10.42% NET)
                                                    ---------------------------------
END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----     --------
 41    86     2,578         0         0       0     1,242,284   1,242,284   1,304,398
 42    87     2,578         0         0       0     1,376,065   1,376,065   1,444,869
 43    88     2,578         0         0       0     1,523,011   1,523,011   1,599,161
 44    89     2,578         0         0       0     1,684,509   1,684,509   1,768,735
 45    90     2,578         0         0       0     1,861,818   1,861,818   1,954,909
 46    91     2,578         0         0       0     2,056,147   2,056,147   2,158,954
 47    92     2,578         0         0       0     2,272,091   2,272,091   2,362,974
 48    93     2,578         0         0       0     2,512,794   2,512,794   2,588,178
 49    94     2,578         0         0       0     2,782,128   2,782,128   2,837,771
 50    95     2,578         0         0       0     3,084,635   3,084,635   3,115,482

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                   MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                                   TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                  MONY LIFE INSURANCE COMPANY
                                                       DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (- 1.49% NET)             0.00% (- 1.49% NET)             0.00% (- 1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      4,162         0           622      2,704   200,000        622      2,704   200,000        622      2,704   200,000
  2    47      4,162         0         2,683      5,122   200,000      2,683      5,122   200,000      3,146      5,585   200,000
  3    48      4,162         0         3,492      7,405   200,000      3,492      7,405   200,000      4,385      8,298   200,000
  4    49      4,162         0         5,622      9,535   200,000      5,622      9,535   200,000      6,914     10,827   200,000
  5    50      4,162         0         7,603     11,516   200,000      7,603     11,516   200,000      9,310     13,223   200,000
  6    51      4,162         0         9,830     13,352   200,000      9,830     13,352   200,000     11,945     15,467   200,000
  7    52      4,162         0        11,894     15,025   200,000     11,894     15,025   200,000     14,433     17,563   200,000
  8    53      4,162         0        13,754     16,493   200,000     13,754     16,493   200,000     16,820     19,560   200,000
  9    54      4,162         0        15,414     17,762   200,000     15,414     17,762   200,000     19,068     21,416   200,000
 10    55      4,162         0        16,834     18,791   200,000     16,834     18,791   200,000     21,158     23,114   200,000

 11    56      4,162         0        18,228     19,794   200,000     18,228     19,794   200,000     23,180     24,745   200,000
 12    57      4,162         0        19,371     20,545   200,000     19,371     20,545   200,000     25,040     26,214   200,000
 13    58      4,162         0        20,242     21,025   200,000     20,242     21,025   200,000     26,554     27,337   200,000
 14    59      4,162         0        20,819     21,211   200,000     20,819     21,211   200,000     27,930     28,322   200,000
 15    60      4,162         0        21,101     21,101   200,000     21,101     21,101   200,000     29,109     29,109   200,000
 16    61      4,162         0        20,669     20,669   200,000     20,669     20,669   200,000     30,144     30,144   200,000
 17    62      4,162         0        19,847     19,847   200,000     19,847     19,847   200,000     30,943     30,943   200,000
 18    63      4,162         0        18,580     18,580   200,000     18,580     18,580   200,000     31,467     31,467   200,000
 19    64      4,162         0        16,812     16,812   200,000     16,812     16,812   200,000     31,715     31,715   200,000
 20    65      4,162         0        14,456     14,456   200,000     14,456     14,456   200,000     31,746     31,746   200,000

 21    66      4,162         0        11,503     11,503   200,000     11,503     11,503   200,000     31,601     31,601   200,000
 22    67      4,162         0         7,832      7,832   200,000      7,832      7,832   200,000     31,193     31,193   200,000
 23    68      4,162         0         3,348      3,348   200,000      3,348      3,348   200,000     30,477     30,477   200,000
 24    69      4,162         0             0          0         0          0          0         0     29,323     29,323   200,000
 25    70      4,162         0             0          0         0          0          0         0     27,616     27,616   200,000
 26    71      4,162         0             0          0         0          0          0         0     25,352     25,352   200,000
 27    72      4,162         0             0          0         0          0          0         0     22,400     22,400   200,000
 28    73      4,162         0             0          0         0          0          0         0     18,760     18,760   200,000
 29    74      4,162         0             0          0         0          0          0         0     14,231     14,231   200,000
 30    75      4,162         0             0          0         0          0          0         0      8,630      8,630   200,000
 31    76      4,162         0             0          0         0          0          0         0      1,997      1,997   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 77.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     4,162         0         0       0         622      2,704  200,000
  2    47     4,162         0         0       0       3,146      5,585  200,000
  3    48     4,162         0         0       0       4,385      8,298  200,000
  4    49     4,162         0         0       0       6,914     10,827  200,000
  5    50     4,162         0         0       0       9,310     13,223  200,000
  6    51     4,162         0         0       0      11,945     15,467  200,000
  7    52     4,162         0         0       0      14,433     17,563  200,000
  8    53     4,162         0         0       0      16,820     19,560  200,000
  9    54     4,162         0         0       0      19,068     21,416  200,000
 10    55     4,162         0         0       0      21,158     23,114  200,000

 11    56     4,162         0         0       0      23,180     24,745  200,000
 12    57     4,162         0         0       0      25,040     26,214  200,000
 13    58     4,162         0         0       0      26,554     27,337  200,000
 14    59     4,162         0         0       0      27,930     28,322  200,000
 15    60     4,162         0         0       0      29,109     29,109  200,000
 16    61     4,162         0         0       0      30,144     30,144  200,000
 17    62     4,162         0         0       0      30,943     30,943  200,000
 18    63     4,162         0         0       0      31,467     31,467  200,000
 19    64     4,162         0         0       0      31,715     31,715  200,000
 20    65     4,162         0         0       0      31,746     31,746  200,000

 21    66     4,162         0         0       0      31,601     31,601  200,000
 22    67     4,162         0         0       0      31,193     31,193  200,000
 23    68     4,162         0         0       0      30,477     30,477  200,000
 24    69     4,162         0         0       0      29,323     29,323  200,000
 25    70     4,162         0         0       0      27,616     27,616  200,000
 26    71     4,162         0         0       0      25,352     25,352  200,000
 27    72     4,162         0         0       0      22,400     22,400  200,000
 28    73     4,162         0         0       0      18,760     18,760  200,000
 29    74     4,162         0         0       0      14,231     14,231  200,000
 30    75     4,162         0         0       0       8,630      8,630  200,000
 31    76     4,162         0         0       0       1,997      1,997  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 77.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                 FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    46       4,162        0            622     2,704   200,000        818      2,901   200,000         818      2,901   200,000
  2    47       4,162        0          2,683     5,122   200,000      3,239      5,678   200,000       3,716      6,155   200,000
  3    48       4,162        0          3,492     7,405   200,000      4,568      8,482   200,000       5,516      9,430   200,000
  4    49       4,162        0          5,622     9,535   200,000      7,380     11,293   200,000       8,793     12,707   200,000
  5    50       4,162        0          7,603    11,516   200,000     10,204     14,118   200,000      12,124     16,038   200,000
  6    51       4,162        0          9,830    13,352   200,000     13,437     16,959   200,000      15,885     19,407   200,000
  7    52       4,162        0         11,894    15,025   200,000     16,670     19,800   200,000      19,691     22,821   200,000
  8    53       4,162        0         13,754    16,493   200,000     19,864     22,604   200,000      23,592     26,332   200,000
  9    54       4,162        0         15,414    17,762   200,000     23,024     25,372   200,000      27,556     29,904   200,000
 10    55       4,162        0         16,834    18,791   200,000     26,112     28,068   200,000      31,570     33,527   200,000

 11    56       4,162        0         18,228    19,794   200,000     29,400     30,966   200,000      35,803     37,369   200,000
 12    57       4,162        0         19,371    20,545   200,000     32,633     33,807   200,000      40,118     41,292   200,000
 13    58       4,162        0         20,242    21,025   200,000     35,795     36,578   200,000      44,354     45,137   200,000
 14    59       4,162        0         20,819    21,211   200,000     38,870     39,261   200,000      48,711     49,102   200,000
 15    60       4,162        0         21,101    21,101   200,000     41,860     41,860   200,000      53,148     53,148   200,000
 16    61       4,162        0         20,669    20,669   200,000     44,360     44,360   200,000      57,679     57,679   200,000
 17    62       4,162        0         19,847    19,847   200,000     46,704     46,704   200,000      62,303     62,303   200,000
 18    63       4,162        0         18,580    18,580   200,000     48,853     48,853   200,000      67,009     67,009   200,000
 19    64       4,162        0         16,812    16,812   200,000     50,768     50,768   200,000      71,816     71,816   200,000
 20    65       4,162        0         14,456    14,456   200,000     52,382     52,382   200,000      76,796     76,796   200,000

 21    66       4,162        0         11,503    11,503   200,000     53,718     53,718   200,000      82,034     82,034   200,000
 22    67       4,162        0          7,832     7,832   200,000     54,669     54,669   200,000      87,478     87,478   200,000
 23    68       4,162        0          3,348     3,348   200,000     55,171     55,171   200,000      93,133     93,133   200,000
 24    69       4,162        0              0         0         0     55,201     55,201   200,000      98,961     98,961   200,000
 25    70       4,162        0              0         0         0     54,640     54,640   200,000     104,946    104,946   200,000
 26    71       4,162        0              0         0         0     53,351     53,351   200,000     111,151    111,151   200,000
 27    72       4,162        0              0         0         0     51,184     51,184   200,000     117,583    117,583   200,000
 28    73       4,162        0              0         0         0     47,887     47,887   200,000     124,329    124,329   200,000
 29    74       4,162        0              0         0         0     43,186     43,186   200,000     131,405    131,405   200,000
 30    75       4,162        0              0         0         0     36,758     36,758   200,000     138,867    138,867   200,000

 31    76       4,162        0              0         0         0     28,109     28,109   200,000     146,871    146,871   200,000
 32    77       4,162        0              0         0         0     16,708     16,708   200,000     155,468    155,468   200,000
 33    78       4,162        0              0         0         0      1,912      1,912   200,000     164,800    164,800   200,000
 34    79       4,162        0              0         0         0          0          0         0     174,861    174,861   200,000
 35    80       4,162        0              0         0         0          0          0         0     186,129    186,129   200,000
 36    81       4,162        0              0         0         0          0          0         0     198,623    198,623   208,554
 37    82       4,162        0              0         0         0          0          0         0     211,562    211,562   222,140
 38    83       4,162        0              0         0         0          0          0         0     225,047    225,047   236,299
 39    84       4,162        0              0         0         0          0          0         0     239,014    239,014   250,965
 40    85       4,162        0              0         0         0          0          0         0     253,443    253,443   266,115

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----   --------
 41    86      4,162         0           0         0        0           0         0        0        268,344    268,344  281,762
 42    87      4,162         0           0         0        0           0         0        0        283,679    283,679  297,863
 43    88      4,162         0           0         0        0           0         0        0        299,458    299,458  314,431
 44    89      4,162         0           0         0        0           0         0        0        315,663    315,663  331,446
 45    90      4,162         0           0         0        0           0         0        0        332,277    332,277  348,891
 46    91      4,162         0           0         0        0           0         0        0        349,240    349,240  366,702
 47    92      4,162         0           0         0        0           0         0        0        367,425    367,425  382,122
 48    93      4,162         0           0         0        0           0         0        0        387,057    387,057  398,669
 49    94      4,162         0           0         0        0           0         0        0        408,396    408,396  416,564
 50    95      4,162         0           0         0        0           0         0        0        431,750    431,750  436,068

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     4,162         0         0       0          818      2,901  200,000
  2    47     4,162         0         0       0        3,716      6,155  200,000
  3    48     4,162         0         0       0        5,516      9,430  200,000
  4    49     4,162         0         0       0        8,793     12,707  200,000
  5    50     4,162         0         0       0       12,124     16,038  200,000
  6    51     4,162         0         0       0       15,885     19,407  200,000
  7    52     4,162         0         0       0       19,691     22,821  200,000
  8    53     4,162         0         0       0       23,592     26,332  200,000
  9    54     4,162         0         0       0       27,556     29,904  200,000
 10    55     4,162         0         0       0       31,570     33,527  200,000

 11    56     4,162         0         0       0       35,803     37,369  200,000
 12    57     4,162         0         0       0       40,118     41,292  200,000
 13    58     4,162         0         0       0       44,354     45,137  200,000
 14    59     4,162         0         0       0       48,711     49,102  200,000
 15    60     4,162         0         0       0       53,148     53,148  200,000
 16    61     4,162         0         0       0       57,679     57,679  200,000
 17    62     4,162         0         0       0       62,303     62,303  200,000
 18    63     4,162         0         0       0       67,009     67,009  200,000
 19    64     4,162         0         0       0       71,816     71,816  200,000
 20    65     4,162         0         0       0       76,796     76,796  200,000

 21    66     4,162         0         0       0       82,034     82,034  200,000
 22    67     4,162         0         0       0       87,478     87,478  200,000
 23    68     4,162         0         0       0       93,133     93,133  200,000
 24    69     4,162         0         0       0       98,961     98,961  200,000
 25    70     4,162         0         0       0      104,946    104,946  200,000
 26    71     4,162         0         0       0      111,151    111,151  200,000
 27    72     4,162         0         0       0      117,583    117,583  200,000
 28    73     4,162         0         0       0      124,329    124,329  200,000
 29    74     4,162         0         0       0      131,405    131,405  200,000
 30    75     4,162         0         0       0      138,867    138,867  200,000

 31    76     4,162         0         0       0      146,871    146,871  200,000
 32    77     4,162         0         0       0      155,468    155,468  200,000
 33    78     4,162         0         0       0      164,800    164,800  200,000
 34    79     4,162         0         0       0      174,861    174,861  200,000
 35    80     4,162         0         0       0      186,129    186,129  200,000
 36    81     4,162         0         0       0      198,623    198,623  208,554
 37    82     4,162         0         0       0      211,562    211,562  222,140
 38    83     4,162         0         0       0      225,047    225,047  236,299
 39    84     4,162         0         0       0      239,014    239,014  250,965
 40    85     4,162         0         0       0      253,443    253,443  266,115

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     4,162         0         0       0      268,344    268,344  281,762
 42    87     4,162         0         0       0      283,679    283,679  297,863
 43    88     4,162         0         0       0      299,458    299,458  314,431
 44    89     4,162         0         0       0      315,663    315,663  331,446
 45    90     4,162         0         0       0      332,277    332,277  348,891
 46    91     4,162         0         0       0      349,240    349,240  366,702
 47    92     4,162         0         0       0      367,425    367,425  382,122
 48    93     4,162         0         0       0      387,057    387,057  398,669
 49    94     4,162         0         0       0      408,396    408,396  416,564
 50    95     4,162         0         0       0      431,750    431,750  436,068

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     ----------------------------------------------------------------
                                          0.00% (-1.49% NET)               12.00% (10.42% NET)
                                     -----------------------------   --------------------------------
                (1)         (2)         (3)                 (5)         (6)                    (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----    --------
  1    46      4,162         0           622      2,704   200,000       1,015        3,097    200,000
  2    47      4,162         0         2,683      5,122   200,000       3,821        6,259    200,000
  3    48      4,162         0         3,492      7,405   200,000       5,741        9,654    200,000
  4    49      4,162         0         5,622      9,535   200,000       9,375       13,288    200,000
  5    50      4,162         0         7,603     11,516   200,000      13,281       17,194    200,000
  6    51      4,162         0         9,830     13,352   200,000      17,888       21,410    200,000
  7    52      4,162         0        11,894     15,025   200,000      22,823       25,954    200,000
  8    53      4,162         0        13,754     16,493   200,000      28,090       30,829    200,000
  9    54      4,162         0        15,414     17,762   200,000      33,738       36,086    200,000
 10    55      4,162         0        16,834     18,791   200,000      39,785       41,742    200,000

 11    56      4,162         0        18,228     19,794   200,000      46,654       48,219    200,000
 12    57      4,162         0        19,371     20,545   200,000      54,118       55,292    200,000
 13    58      4,162         0        20,242     21,025   200,000      62,258       63,041    200,000
 14    59      4,162         0        20,819     21,211   200,000      71,170       71,561    200,000
 15    60      4,162         0        21,101     21,101   200,000      80,987       80,987    200,000
 16    61      4,162         0        20,669     20,669   200,000      91,458       91,458    200,000
 17    62      4,162         0        19,847     19,847   200,000     103,117      103,117    200,000
 18    63      4,162         0        18,580     18,580   200,000     116,160      116,160    200,000
 19    64      4,162         0        16,812     16,812   200,000     130,830      130,830    200,000
 20    65      4,162         0        14,456     14,456   200,000     147,419      147,419    200,000

 21    66      4,162         0        11,503     11,503   200,000     166,399      166,399    200,000
 22    67      4,162         0         7,832      7,832   200,000     187,659      187,659    223,314
 23    68      4,162         0         3,348      3,348   200,000     211,020      211,020    249,003
 24    69      4,162         0             0          0         0     236,704      236,704    276,943
 25    70      4,162         0             0          0         0     264,935      264,935    307,324
 26    71      4,162         0             0          0         0     295,962      295,962    340,357
 27    72      4,162         0             0          0         0     330,269      330,269    373,204
 28    73      4,162         0             0          0         0     368,260      368,260    408,768
 29    74      4,162         0             0          0         0     410,425      410,425    447,364
 30    75      4,162         0             0          0         0     457,360      457,360    489,375

 31    76      4,162         0             0          0         0     509,768      509,768    535,256
 32    77      4,162         0             0          0         0     567,446      567,446    595,818
 33    78      4,162         0             0          0         0     630,892      630,892    662,437
 34    79      4,162         0             0          0         0     700,656      700,656    735,689
 35    80      4,162         0             0          0         0     777,320      777,320    816,186
 36    81      4,162         0             0          0         0     861,496      861,496    904,571
 37    82      4,162         0             0          0         0     953,840      953,840  1,001,532
 38    83      4,162         0             0          0         0    1,055,020   1,055,020  1,107,771
 39    84      4,162         0             0          0         0    1,165,737   1,165,737  1,224,023
 40    85      4,162         0             0          0         0    1,286,753   1,286,753  1,351,090

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
  1      1,015        3,097    200,000
  2      4,311        6,750    200,000
  3      6,744       10,657    200,000
  4     10,916       14,829    200,000
  5     15,435       19,349    200,000
  6     20,715       24,237    200,000
  7     26,414       29,545    200,000
  8     32,629       35,368    200,000
  9     39,383       41,731    200,000
 10     46,729       48,686    200,000
 11     55,018       56,583    200,000
 12     64,135       65,309    200,000
 13     74,053       74,836    200,000
 14     85,067       85,459    200,000
 15     97,294       97,294    200,000
 16    110,793      110,793    200,000
 17    125,880      125,880    200,000
 18    142,788      142,788    200,000
 19    161,816      161,816    200,652
 20    183,057      183,057    223,330
 21    206,634      206,634    247,961
 22    232,663      232,663    276,869
 23    261,393      261,393    308,444
 24    293,077      293,077    342,900
 25    327,996      327,996    380,475
 26    366,500      366,500    421,475
 27    409,101      409,101    462,284
 28    456,323      456,323    506,518
 29    508,718      508,718    554,303
 30    566,955      566,955    606,642
 31    631,865      631,865    663,458
 32    703,501      703,501    738,677
 33    782,508      782,508    821,634
 34    869,296      869,296    912,761
 35    964,767      964,767  1,013,006
 36   1,069,756   1,069,756  1,123,244
 37   1,185,042   1,185,042  1,244,294
 38   1,312,126   1,312,126  1,377,733
 39   1,451,694   1,451,694  1,524,279
 40   1,604,713   1,604,713  1,684,949

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    86      4,162         0           0         0        0       1,418,894   1,418,894  1,489,839
 42    87      4,162         0           0         0        0       1,563,074   1,563,074  1,641,228
 43    88      4,162         0           0         0        0       1,720,280   1,720,280  1,806,294
 44    89      4,162         0           0         0        0       1,891,423   1,891,423  1,985,994
 45    90      4,162         0           0         0        0       2,077,583   2,077,583  2,181,462
 46    91      4,162         0           0         0        0       2,279,880   2,279,880  2,393,874
 47    92      4,162         0           0         0        0       2,506,421   2,506,421  2,606,677
 48    93      4,162         0           0         0        0       2,761,292   2,761,292  2,844,131
 49    94      4,162         0           0         0        0       3,049,265   3,049,265  3,110,250
 50    95      4,162         0           0         0        0       3,376,529   3,376,529  3,410,294

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41   1,772,428   1,772,428  1,861,049
 42   1,955,847   1,955,847  2,053,640
 43   2,156,393   2,156,393  2,264,213
 44   2,375,396   2,375,396  2,494,166
 45   2,614,294   2,614,294  2,745,008
 46   2,874,237   2,874,237  3,017,948
 47   3,164,492   3,164,492  3,291,072
 48   3,490,076   3,490,076  3,594,778
 49   3,857,017   3,857,017  3,934,157
 50   4,272,656   4,272,656  4,315,383

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    46     4,162         0         0       0        1,015        3,097    200,000
  2    47     4,162         0         0       0        4,311        6,750    200,000
  3    48     4,162         0         0       0        6,744       10,657    200,000
  4    49     4,162         0         0       0       10,916       14,829    200,000
  5    50     4,162         0         0       0       15,435       19,349    200,000
  6    51     4,162         0         0       0       20,715       24,237    200,000
  7    52     4,162         0         0       0       26,414       29,545    200,000
  8    53     4,162         0         0       0       32,629       35,368    200,000
  9    54     4,162         0         0       0       39,383       41,731    200,000
 10    55     4,162         0         0       0       46,729       48,686    200,000

 11    56     4,162         0         0       0       55,018       56,583    200,000
 12    57     4,162         0         0       0       64,135       65,309    200,000
 13    58     4,162         0         0       0       74,053       74,836    200,000
 14    59     4,162         0         0       0       85,067       85,459    200,000
 15    60     4,162         0         0       0       97,294       97,294    200,000
 16    61     4,162         0         0       0      110,793      110,793    200,000
 17    62     4,162         0         0       0      125,880      125,880    200,000
 18    63     4,162         0         0       0      142,788      142,788    200,000
 19    64     4,162         0         0       0      161,816      161,816    200,652
 20    65     4,162         0         0       0      183,057      183,057    223,330

 21    66     4,162         0         0       0      206,634      206,634    247,961
 22    67     4,162         0         0       0      232,663      232,663    276,869
 23    68     4,162         0         0       0      261,393      261,393    308,444
 24    69     4,162         0         0       0      293,077      293,077    342,900
 25    70     4,162         0         0       0      327,996      327,996    380,475
 26    71     4,162         0         0       0      366,500      366,500    421,475
 27    72     4,162         0         0       0      409,101      409,101    462,284
 28    73     4,162         0         0       0      456,323      456,323    506,518
 29    74     4,162         0         0       0      508,718      508,718    554,503
 30    75     4,162         0         0       0      566,955      566,955    606,642

 31    76     4,162         0         0       0      631,865      631,865    663,458
 32    77     4,162         0         0       0      703,501      703,501    738,677
 33    78     4,162         0         0       0      782,508      782,508    821,634
 34    79     4,162         0         0       0      869,296      869,296    912,761
 35    80     4,162         0         0       0      964,767      964,767  1,013,006
 36    81     4,162         0         0       0     1,069,756   1,069,756  1,123,244
 37    82     4,162         0         0       0     1,185,042   1,185,042  1,244,294
 38    83     4,162         0         0       0     1,312,126   1,312,126  1,377,733
 39    84     4,162         0         0       0     1,451,694   1,451,694  1,524,279
 40    85     4,162         0         0       0     1,604,713   1,604,713  1,684,949

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS


           ALLOCATION OF VALUES
FOR:                                                    MONY EQUITYMASTER                              SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                       FLEXIBLE PREMIUM VARIABLE LIFE                           INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                             SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00                   MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     4,162         0         0       0     1,772,428   1,772,428  1,861,049
 42    87     4,162         0         0       0     1,955,847   1,955,847  2,053,640
 43    88     4,162         0         0       0     2,156,393   2,156,393  2,264,213
 44    89     4,162         0         0       0     2,375,396   2,375,396  2,494,166
 45    90     4,162         0         0       0     2,614,294   2,614,294  2,745,008
 46    91     4,162         0         0       0     2,874,237   2,874,237  3,017,948
 47    92     4,162         0         0       0     3,164,492   3,164,492  3,291,072
 48    93     4,162         0         0       0     3,490,076   3,490,076  3,594,778
 49    94     4,162         0         0       0     3,857,017   3,857,017  3,934,157
 50    95     4,162         0         0       0     4,272,656   4,272,656  4,315,383

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                         MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                         TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
1ST YR ANNUAL PREMIUM = 3,088.00        MONY LIFE INSURANCE COMPANY
                                             DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                              CURRENT CHARGES
                                     ------------------------------------------------------------   ----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)             0.00% (-1.49% NET)
                                     -----------------------------   ----------------------------   ----------------------------
                (1)         (2)         (3)                 (5)         (6)                (8)         (9)                (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)   BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----   --------   ---------   -----   --------
  1    46      3,088         0           347      2,150   202,150        347      2,150  202,150        347      2,150  202,150
  2    47      3,088         0         1,578      4,184   204,184      1,578      4,184  204,184      1,888      4,493  204,493
  3    48      3,088         0         2,979      6,140   206,140      2,979      6,140  206,140      3,545      6,707  206,707
  4    49      3,088         0         4,834      7,996   207,996      4,834      7,996  207,996      5,607      8,769  208,769
  5    50      3,088         0         6,591      9,753   209,753      6,591      9,753  209,753      7,566     10,728  210,728
  6    51      3,088         0         8,566     11,412   211,412      8,566     11,412  211,412      9,694     12,539  212,539
  7    52      3,088         0        10,422     12,951   212,951     10,422     12,951  212,951     11,746     14,276  214,276
  8    53      3,088         0        12,159     14,372   214,372     12,159     14,372  214,372     13,725     15,939  215,939
  9    54      3,088         0        13,755     15,652   215,652     13,755     15,652  215,652     15,656     17,553  217,553
 10    55      3,088         0        15,214     16,795   216,795     15,214     16,795  216,795     17,515     19,096  219,096

 11    56      3,088         0        16,667     17,932   217,932     16,667     17,932  217,932     19,374     20,639  220,639
 12    57      3,088         0        17,941     18,890   218,890     17,941     18,890  218,890     21,027     21,976  221,976
 13    58      3,088         0        19,039     19,671   219,671     19,039     19,671  219,671     22,572     23,204  223,204
 14    59      3,088         0        19,938     20,254   220,254     19,938     20,254  220,254     24,032     24,348  224,348
 15    60      3,088         0        20,616     20,616   220,616     20,616     20,616  220,616     25,434     25,434  225,434
 16    61      3,088         0        20,736     20,736   220,736     20,736     20,736  220,736     26,675     26,675  226,675
 17    62      3,088         0        20,592     20,592   220,592     20,592     20,592  220,592     27,761     27,761  227,761
 18    63      3,088         0        20,187     20,187   220,187     20,187     20,187  220,187     28,645     28,645  228,645
 19    64      3,088         0        19,428     19,428   219,428     19,428     19,428  219,428     29,401     29,401  229,401
 20    65      3,088         0        18,295     18,295   218,295     18,295     18,295  218,295     30,030     30,030  230,030

 21    66      3,088         0        16,804     16,804   216,804     16,804     16,804  216,804     30,546     30,546  230,546
 22    67      3,088         0        14,875     14,875   214,875     14,875     14,875  214,875     30,915     30,915  230,915
 23    68      3,088         0        12,464     12,464   212,464     12,464     12,464  212,464     31,065     31,065  231,065
 24    69      3,088         0         9,527      9,527   209,527      9,527      9,527  209,527     30,950     30,950  230,950
 25    70      3,088         0         6,047      6,047   206,047      6,047      6,047  206,047     30,503     30,503  230,503
 26    71      3,088         0         1,934      1,934   201,934      1,934      1,934  201,934     29,750     29,750  229,750
 27    72      3,088         0             0          0         0          0          0        0     28,599     28,599  228,599
 28    73      3,088         0             0          0         0          0          0        0     27,101     27,101  227,101
 29    74      3,088         0             0          0         0          0          0        0     25,116     25,116  225,116
 30    75      3,088         0             0          0         0          0          0        0     22,627     22,627  222,627

 31    76      3,088         0             0          0         0          0          0        0     19,661     19,661  219,661
 32    77      3,088         0             0          0         0          0          0        0     16,080     16,080  216,080
 33    78      3,088         0             0          0         0          0          0        0     11,771     11,771  211,771
 34    79      3,088         0             0          0         0          0          0        0      5,977      5,977  205,977

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                          PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         347      2,150  202,150
  2    47     3,088         0         0       0       1,888      4,493  204,493
  3    48     3,088         0         0       0       3,545      6,707  206,707
  4    49     3,088         0         0       0       5,607      8,769  208,769
  5    50     3,088         0         0       0       7,566     10,728  210,728
  6    51     3,088         0         0       0       9,694     12,539  212,539
  7    52     3,088         0         0       0      11,746     14,276  214,276
  8    53     3,088         0         0       0      13,725     15,939  215,939
  9    54     3,088         0         0       0      15,656     17,553  217,553
 10    55     3,088         0         0       0      17,515     19,096  219,096

 11    56     3,088         0         0       0      19,374     20,639  220,639
 12    57     3,088         0         0       0      21,027     21,976  221,976
 13    58     3,088         0         0       0      22,572     23,204  223,204
 14    59     3,088         0         0       0      24,032     24,348  224,348
 15    60     3,088         0         0       0      25,434     25,434  225,434
 16    61     3,088         0         0       0      26,675     26,675  226,675
 17    62     3,088         0         0       0      27,761     27,761  227,761
 18    63     3,088         0         0       0      28,645     28,645  228,645
 19    64     3,088         0         0       0      29,401     29,401  229,401
 20    65     3,088         0         0       0      30,030     30,030  230,030

 21    66     3,088         0         0       0      30,546     30,546  230,546
 22    67     3,088         0         0       0      30,915     30,915  230,915
 23    68     3,088         0         0       0      31,065     31,065  231,065
 24    69     3,088         0         0       0      30,950     30,950  230,950
 25    70     3,088         0         0       0      30,503     30,503  230,503
 26    71     3,088         0         0       0      29,750     29,750  229,750
 27    72     3,088         0         0       0      28,599     28,599  228,599
 28    73     3,088         0         0       0      27,101     27,101  227,101
 29    74     3,088         0         0       0      25,116     25,116  225,116
 30    75     3,088         0         0       0      22,627     22,627  222,627

 31    76     3,088         0         0       0      19,661     19,661  219,661
 32    77     3,088         0         0       0      16,080     16,080  216,080
 33    78     3,088         0         0       0      11,771     11,771  211,771
 34    79     3,088         0         0       0       5,977      5,977  205,977

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT


FOR:                                              MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00             MONY LIFE INSURANCE COMPANY                           PLUS FUND VALUE
                                                  DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    46      3,088         0           347      2,150   202,150        497      2,300   202,300         497      2,300   202,300
  2    47      3,088         0         1,578      4,184   204,184      2,010      4,616   204,616       2,329      4,935   204,935
  3    48      3,088         0         2,979      6,140   206,140      3,824      6,986   206,986       4,429      7,590   207,590
  4    49      3,088         0         4,834      7,996   207,996      6,227      9,389   209,389       7,079     10,241   210,241
  5    50      3,088         0         6,591      9,753   209,753      8,663     11,824   211,824       9,774     12,936   212,936
  6    51      3,088         0         8,566     11,412   211,412     11,450     14,295   214,295      12,783     15,629   215,629
  7    52      3,088         0        10,422     12,951   212,951     14,249     16,778   216,778      15,863     18,392   218,392
  8    53      3,088         0        12,159     14,372   214,372     17,061     19,274   219,274      19,017     21,230   221,230
  9    54      3,088         0        13,755     15,652   215,652     19,861     21,758   221,758      22,273     24,170   224,170
 10    55      3,088         0        15,214     16,795   216,795     22,649     24,230   224,230      25,611     27,192   227,192

 11    56      3,088         0        16,667     17,932   217,932     25,602     26,867   226,867      29,156     30,421   230,421
 12    57      3,088         0        17,941     18,890   218,890     28,515     29,463   229,463      32,665     33,613   233,613
 13    58      3,088         0        19,039     19,671   219,671     31,384     32,017   232,017      36,234     36,866   236,866
 14    59      3,088         0        19,938     20,254   220,254     34,184     34,500   234,500      39,891     40,207   240,207
 15    60      3,088         0        20,616     20,616   220,616     36,885     36,885   236,885      43,666     43,666   243,666
 16    61      3,088         0        20,736     20,736   220,736     39,143     39,143   239,143      47,470     47,470   247,470
 17    62      3,088         0        20,592     20,592   220,592     41,243     41,243   241,243      51,315     51,315   251,315
 18    63      3,088         0        20,187     20,187   220,187     43,176     43,176   243,176      55,155     55,155   255,155
 19    64      3,088         0        19,428     19,428   219,428     44,836     44,836   244,836      59,064     59,064   259,064
 20    65      3,088         0        18,295     18,295   218,295     46,184     46,184   246,184      63,044     63,044   263,044

 21    66      3,088         0        16,804     16,804   216,804     47,221     47,221   247,221      67,115     67,115   267,115
 22    67      3,088         0        14,875     14,875   214,875     47,841     47,841   247,841      71,241     71,241   271,241
 23    68      3,088         0        12,464     12,464   212,464     47,975     47,975   247,975      75,351     75,351   275,351
 24    69      3,088         0         9,527      9,527   209,527     47,549     47,549   247,549      79,395     79,395   279,395
 25    70      3,088         0         6,047      6,047   206,047     46,510     46,510   246,510      83,296     83,296   283,296
 26    71      3,088         0         1,934      1,934   201,934     44,729     44,729   244,729      87,071     87,071   287,071
 27    72      3,088         0             0          0         0     41,947     41,947   241,947      90,615     90,615   290,615
 28    73      3,088         0             0          0         0     38,238     38,238   238,238      93,966     93,966   293,966
 29    74      3,088         0             0          0         0     33,334     33,334   233,334      96,967     96,967   296,967
 30    75      3,088         0             0          0         0     27,002     27,002   227,002      99,575     99,575   299,575

 31    76      3,088         0             0          0         0     19,073     19,073   219,073     101,796    101,796   301,796
 32    77      3,088         0             0          0         0      9,394      9,394   209,394     103,463    103,463   303,463
 33    78      3,088         0             0          0         0          0          0         0     104,424    104,424   304,424
 34    79      3,088         0             0          0         0          0          0         0     103,855    103,855   303,855
 35    80      3,088         0             0          0         0          0          0         0     102,125    102,125   302,125
 36    81      3,088         0             0          0         0          0          0         0      99,150     99,150   299,150
 37    82      3,088         0             0          0         0          0          0         0      94,622     94,622   294,622
 38    83      3,088         0             0          0         0          0          0         0      89,425     89,425   289,425
 39    84      3,088         0             0          0         0          0          0         0      82,736     82,736   282,736
 40    85      3,088         0             0          0         0          0          0         0      74,162     74,162   274,162

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 80.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                          PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                              CURRENT CHARGES
                                     -----------------------------------------------------------   ----------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)              6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   ----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)   BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND   PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------   -----   --------
 41    86      3,088         0           0         0        0           0         0        0        63,607     63,607  263,607
 42    87      3,088         0           0         0        0           0         0        0        50,628     50,628  250,628
 43    88      3,088         0           0         0        0           0         0        0        35,129     35,129  235,129
 44    89      3,088         0           0         0        0           0         0        0        16,836     16,836  216,836

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                               FUND VALUE
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     3,088         0         0       0          497      2,300  202,300
  2    47     3,088         0         0       0        2,329      4,935  204,935
  3    48     3,088         0         0       0        4,429      7,590  207,590
  4    49     3,088         0         0       0        7,079     10,241  210,241
  5    50     3,088         0         0       0        9,774     12,936  212,936
  6    51     3,088         0         0       0       12,783     15,629  215,629
  7    52     3,088         0         0       0       15,863     18,392  218,392
  8    53     3,088         0         0       0       19,017     21,230  221,230
  9    54     3,088         0         0       0       22,273     24,170  224,170
 10    55     3,088         0         0       0       25,611     27,192  227,192

 11    56     3,088         0         0       0       29,156     30,421  230,421
 12    57     3,088         0         0       0       32,665     33,613  233,613
 13    58     3,088         0         0       0       36,234     36,866  236,866
 14    59     3,088         0         0       0       39,891     40,207  240,207
 15    60     3,088         0         0       0       43,666     43,666  243,666
 16    61     3,088         0         0       0       47,470     47,470  247,470
 17    62     3,088         0         0       0       51,315     51,315  251,315
 18    63     3,088         0         0       0       55,155     55,155  255,155
 19    64     3,088         0         0       0       59,064     59,064  259,064
 20    65     3,088         0         0       0       63,044     63,044  263,044

 21    66     3,088         0         0       0       67,115     67,115  267,115
 22    67     3,088         0         0       0       71,241     71,241  271,241
 23    68     3,088         0         0       0       75,351     75,351  275,351
 24    69     3,088         0         0       0       79,395     79,395  279,395
 25    70     3,088         0         0       0       83,296     83,296  283,296
 26    71     3,088         0         0       0       87,071     87,071  287,071
 27    72     3,088         0         0       0       90,615     90,615  290,615
 28    73     3,088         0         0       0       93,966     93,966  293,966
 29    74     3,088         0         0       0       96,967     96,967  296,967
 30    75     3,088         0         0       0       99,575     99,575  299,575

 31    76     3,088         0         0       0      101,796    101,796  301,796
 32    77     3,088         0         0       0      103,463    103,463  303,463
 33    78     3,088         0         0       0      104,424    104,424  304,424
 34    79     3,088         0         0       0      103,855    103,855  303,855
 35    80     3,088         0         0       0      102,125    102,125  302,125
 36    81     3,088         0         0       0       99,150     99,150  299,150
 37    82     3,088         0         0       0       94,622     94,622  294,622
 38    83     3,088         0         0       0       89,425     89,425  289,425
 39    84     3,088         0         0       0       82,736     82,736  282,736
 40    85     3,088         0         0       0       74,162     74,162  274,162

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                               FUND VALUE
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         6.00% (4.46% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
 41    86     3,088         0         0       0      63,607     63,607  263,607
 42    87     3,088         0         0       0      50,628     50,628  250,628
 43    88     3,088         0         0       0      35,129     35,129  235,129
 44    89     3,088         0         0       0      16,836     16,836  216,836

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                               FUND VALUE
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     --------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                  (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----    --------
  1    46      3,088         0           347      2,150   202,150         647      2,450   202,450
  2    47      3,088         0         1,578      4,184   204,184       2,460      5,066   205,066
  3    48      3,088         0         2,979      6,140   206,140       4,743      7,904   207,904
  4    49      3,088         0         4,834      7,996   207,996       7,801     10,962   210,962
  5    50      3,088         0         6,591      9,753   209,753      11,101     14,263   214,263
  6    51      3,088         0         8,566     11,412   211,412      14,986     17,831   217,831
  7    52      3,088         0        10,422     12,951   212,951      19,141     21,670   221,670
  8    53      3,088         0        12,159     14,372   214,372      23,595     25,808   225,808
  9    54      3,088         0        13,755     15,652   215,652      28,353     30,250   230,250
 10    55      3,088         0        15,214     16,795   216,795      33,447     35,028   235,028

 11    56      3,088         0        16,667     17,932   217,932      39,161     40,426   240,426
 12    57      3,088         0        17,941     18,890   218,890      45,289     46,238   246,238
 13    58      3,088         0        19,039     19,671   219,671      51,877     52,510   252,510
 14    59      3,088         0        19,938     20,254   220,254      58,950     59,267   259,267
 15    60      3,088         0        20,616     20,616   220,616      66,536     66,536   266,536
 16    61      3,088         0        20,736     20,736   220,736      74,349     74,349   274,349
 17    62      3,088         0        20,592     20,592   220,592      82,740     82,740   282,740
 18    63      3,088         0        20,187     20,187   220,187      91,773     91,773   291,773
 19    64      3,088         0        19,428     19,428   219,428     101,415    101,415   301,415
 20    65      3,088         0        18,295     18,295   218,295     111,709    111,709   311,709

 21    66      3,088         0        16,804     16,804   216,804     122,744    122,744   322,744
 22    67      3,088         0        14,875     14,875   214,875     134,506    134,506   334,506
 23    68      3,088         0        12,464     12,464   212,464     147,026    147,026   347,026
 24    69      3,088         0         9,527      9,527   209,527     160,335    160,335   360,335
 25    70      3,088         0         6,047      6,047   206,047     174,495    174,495   374,495
 26    71      3,088         0         1,934      1,934   201,934     189,498    189,498   389,498
 27    72      3,088         0             0          0         0     205,206    205,206   405,206
 28    73      3,088         0             0          0         0     221,825    221,825   421,825
 29    74      3,088         0             0          0         0     239,226    239,226   439,226
 30    75      3,088         0             0          0         0     257,317    257,317   457,317

 31    76      3,088         0             0          0         0     276,072    276,072   476,072
 32    77      3,088         0             0          0         0     295,488    295,488   495,488
 33    78      3,088         0             0          0         0     315,560    315,560   515,560
 34    79      3,088         0             0          0         0     336,286    336,286   536,286
 35    80      3,088         0             0          0         0     357,634    357,634   557,634
 36    81      3,088         0             0          0         0     379,495    379,495   579,495
 37    82      3,088         0             0          0         0     401,723    401,723   601,723
 38    83      3,088         0             0          0         0     424,028    424,028   624,028
 39    84      3,088         0             0          0         0     446,112    446,112   646,112
 40    85      3,088         0             0          0         0     467,672    467,672   667,672

              CURRENT CHARGES
      -------------------------------
            12.00% (10.42% NET)
      -------------------------------
         (9)                  (11)
END     VALUE      (10)      BENEFIT
 OF      ON        FUND      PAYABLE
YEAR  SURRENDER    VALUE    AT DEATH
----  ---------    -----    --------
  1        647      2,450     202,450
  2      2,790      5,395     205,395
  3      5,385      8,547     208,547
  4      8,738     11,900     211,900
  5     12,364     15,526     215,526
  6     16,558     19,403     219,403
  7     21,105     23,634     223,634
  8     26,042     28,255     228,255
  9     31,435     33,332     233,332
 10     37,306     38,887     238,887
 11     43,901     45,165     245,165
 12     50,981     51,929     251,929
 13     58,701     59,334     259,334
 14     67,158     67,474     267,474
 15     76,458     76,458     276,458
 16     86,604     86,604     286,604
 17     97,712     97,712     297,712
 18    109,835    109,835     309,835
 19    123,161    123,161     323,161
 20    137,822    137,822     337,822
 21    153,983    153,983     353,983
 22    171,765    171,765     371,765
 23    191,269    191,269     391,269
 24    212,633    212,633     212,633
 25    235,986    235,986     435,986
 26    261,572    261,572     461,572
 27    289,532    289,532     489,532
 28    320,180    320,180     520,180
 29    353,657    353,657     553,657
 30    390,248    390,248     590,248
 31    430,320    430,320     630,320
 32    474,104    474,104     674,104
 33    521,878    521,878     721,878
 34    573,269    573,269     773,269
 35    629,130    629,130     829,130
 36    689,926    689,926     889,926
 37    755,945    755,945     955,945
 38    828,751    828,751   1,028,751
 39    908,275    908,275   1,108,275
 40    994,923    994,923   1,194,923

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                               FUND VALUE
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES
                                     -------------------------------------------------------------
                                          0.00% (-1.49% NET)             12.00% (10.42% NET)
                                     ----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                  (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE       (7)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------    -----    --------
 41    86      3,088         0           0         0        0        488,423    488,423   688,423
 42    87      3,088         0           0         0        0        508,097    508,097   708,097
 43    88      3,088         0           0         0        0        526,450    526,450   726,450
 44    89      3,088         0           0         0        0        543,209    543,209   743,209
 45    90      3,088         0           0         0        0        558,098    558,098   758,098
 46    91      3,088         0           0         0        0        570,708    570,708   770,708
 47    92      3,088         0           0         0        0        580,511    580,511   780,511
 48    93      3,088         0           0         0        0        586,791    586,791   786,791
 49    94      3,088         0           0         0        0        588,501    588,501   788,501
 50    95      3,088         0           0         0        0        583,540    583,540   783,540

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
 41   1,089,479   1,089,479   1,289,479
 42   1,192,454   1,192,454   1,392,454
 43   1,304,797   1,304,797   1,504,797
 44   1,427,383   1,427,383   1,627,383
 45   1,561,159   1,561,159   1,761,159
 46   1,706,920   1,706,920   1,906,920
 47   1,865,093   1,865,093   2,065,093
 48   2,035,439   2,035,439   2,235,439
 49   2,218,861   2,218,861   2,418,861
 50   2,415,931   2,415,931   2,615,931

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                          PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                         12.00% (10.42% NET)
                                                    ------------------------------
END                    UNSCHEDULED                                        BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     3,088         0         0       0          647      2,450    202,450
  2    47     3,088         0         0       0        2,790      5,395    205,395
  3    48     3,088         0         0       0        5,385      8,547    208,547
  4    49     3,088         0         0       0        8,738     11,900    211,900
  5    50     3,088         0         0       0       12,364     15,526    215,526
  6    51     3,088         0         0       0       16,558     19,403    219,403
  7    52     3,088         0         0       0       21,105     23,634    223,634
  8    53     3,088         0         0       0       26,042     28,255    228,255
  9    54     3,088         0         0       0       31,435     33,332    233,332
 10    55     3,088         0         0       0       37,306     38,887    238,887

 11    56     3,088         0         0       0       43,901     45,165    245,165
 12    57     3,088         0         0       0       50,981     51,929    251,929
 13    58     3,088         0         0       0       58,701     59,334    259,334
 14    59     3,088         0         0       0       67,158     67,474    267,474
 15    60     3,088         0         0       0       76,458     76,458    276,458
 16    61     3,088         0         0       0       86,604     86,604    286,604
 17    62     3,088         0         0       0       97,712     97,712    297,712
 18    63     3,088         0         0       0      109,835    109,835    309,835
 19    64     3,088         0         0       0      123,161    123,161    323,161
 20    65     3,088         0         0       0      137,822    137,822    337,822

 21    66     3,088         0         0       0      153,983    153,983    353,983
 22    67     3,088         0         0       0      171,765    171,765    371,765
 23    68     3,088         0         0       0      191,269    191,269    391,269
 24    69     3,088         0         0       0      212,633    212,633    412,633
 25    70     3,088         0         0       0      235,986    235,986    435,986
 26    71     3,088         0         0       0      261,572    261,572    461,572
 27    72     3,088         0         0       0      289,532    289,532    489,532
 28    73     3,088         0         0       0      320,180    320,180    520,180
 29    74     3,088         0         0       0      353,657    353,657    553,657
 30    75     3,088         0         0       0      390,248    390,248    590,248

 31    76     3,088         0         0       0      430,320    430,320    630,320
 32    77     3,088         0         0       0      474,104    474,104    674,104
 33    78     3,088         0         0       0      521,878    521,878    721,878
 34    79     3,088         0         0       0      573,269    573,269    773,269
 35    80     3,088         0         0       0      629,130    629,130    829,130
 36    81     3,088         0         0       0      689,926    689,926    889,926
 37    82     3,088         0         0       0      755,945    755,945    955,945
 38    83     3,088         0         0       0      828,751    828,751  1,028,751
 39    84     3,088         0         0       0      908,275    908,275  1,108,275
 40    85     3,088         0         0       0      994,923    994,923  1,194,923

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00              MONY LIFE INSURANCE COMPANY                          PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     3,088         0         0       0     1,089,479   1,089,479  1,289,479
 42    87     3,088         0         0       0     1,192,454   1,192,454  1,392,454
 43    88     3,088         0         0       0     1,304,797   1,304,797  1,504,797
 44    89     3,088         0         0       0     1,427,383   1,427,383  1,627,383
 45    90     3,088         0         0       0     1,561,159   1,561,159  1,761,159
 46    91     3,088         0         0       0     1,706,920   1,706,920  1,906,920
 47    92     3,088         0         0       0     1,865,093   1,865,093  2,065,093
 48    93     3,088         0         0       0     2,035,439   2,035,439  2,235,439
 49    94     3,088         0         0       0     2,218,861   2,218,861  2,418,861
 50    95     3,088         0         0       0     2,415,931   2,415,931  2,615,931

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    36      1,646         0             0        888   200,000          0        888   200,000          0        888   200,000
  2    37      1,646         0           343      1,968   200,000        343       1968   200,000        437      2,062   200,000
  3    38      1,646         0           775      3,010   200,000        775      3,010   200,000        985      3,220   200,000
  4    39      1,646         0         1,780      4,015   200,000      1,780      4,015   200,000      2,081      4,315   200,000
  5    40      1,646         0         2,749      4,984   200,000      2,749      4,984   200,000      3,139      5,373   200,000
  6    41      1,646         0         3,906      5,917   200,000      3,906      5,917   200,000      4,360      6,371   200,000
  7    42      1,646         0         5,005      6,793   200,000      5,005      6,793   200,000      5,545      7,332   200,000
  8    43      1,646         0         6,071      7,635   200,000      6,071      7,635   200,000      6,718      8,282   200,000
  9    44      1,646         0         7,080      8,421   200,000      7,080      8,421   200,000      7,855      9,196   200,000
 10    45      1,646         0         8,035      9,152   200,000      8,035      9,152   200,000      8,959     10,076   200,000

 11    46      1,646         0         9,019      9,913   200,000      9,019      9,913   200,000     10,072     10,966   200,000
 12    47      1,646         0         9,953     10,623   200,000      9,953     10,623   200,000     11,135     11,805   200,000
 13    48      1,646         0        10,838     11,285   200,000     10,838     11,285   200,000     12,168     12,615   200,000
 14    49      1,646         0        11,651     11,874   200,000     11,651     11,874   200,000     13,152     13,375   200,000
 15    50      1,646         0        12,394     12,394   200,000     12,394     12,394   200,000     14,086     14,086   200,000
 16    51      1,646         0        12,843     12,843   200,000     12,843     12,843   200,000     14,858     14,858   200,000
 17    52      1,646         0        13,201     13,201   200,000     13,201     13,201   200,000     15,559     15,559   200,000
 18    53      1,646         0        13,469     13,469   200,000     13,469     13,469   200,000     16,212     16,212   200,000
 19    54      1,646         0        13,624     13,624   200,000     13,624     13,624   200,000     16,838     16,838   200,000
 20    55      1,646         0        13,668     13,668   200,000     13,668     13,668   200,000     17,439     17,439   200,000

 21    56      1,646         0        13,611     13,611   200,000     13,611     13,611   200,000     18,048     18,048   200,000
 22    57      1,646         0        13,399     13,399   200,000     13,399     13,399   200,000     18,588     18,588   200,000
 23    58      1,646         0        13,031     13,031   200,000     13,031     13,031   200,000     19,017     19,017   200,000
 24    59      1,646         0        12,484     12,484   200,000     12,484     12,484   200,000     19,358     19,358   200,000
 25    60      1,646         0        11,736     11,736   200,000     11,736     11,736   200,000     19,590     19,590   200,000
 26    61      1,646         0        10,761     10,761   200,000     10,761     10,761   200,000     19,713     19,713   200,000
 27    62      1,646         0         9,534      9,534   200,000      9,534      9,534   200,000     19,707     19,707   200,000
 28    63      1,646         0         8,050      8,050   200,000      8,050      8,050   200,000     19,551     19,551   200,000
 29    64      1,646         0         6,213      6,213   200,000      6,213      6,213   200,000     19,266     19,266   200,000
 30    65      1,646         0         3,989      3,989   200,000      3,989      3,989   200,000     18,851     18,851   200,000

 31    66      1,646         0         1,320      1,320   200,000      1,320      1,320   200,000     18,286     18,286   200,000
 32    67      1,646         0             0          0         0          0          0         0     17,589     17,589   200,000
 33    68      1,646         0             0          0         0          0          0         0     16,696     16,696   200,000
 34    69      1,646         0             0          0         0          0          0         0     15,558     15,558   200,000
 35    70      1,646         0             0          0         0          0          0         0     14,107     14,107   200,000
 36    71      1,646         0             0          0         0          0          0         0     12,358     12,358   200,000
 37    72      1,646         0             0          0         0          0          0         0     10,212     10,212   200,000
 38    73      1,646         0             0          0         0          0          0         0      7,704      7,704   200,000
 39    74      1,646         0             0          0         0          0          0         0      4,682      4,682   200,000
 40    75      1,646         0             0          0         0          0          0         0      1,099      1,099   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  MALE PREFERRED NON-SMOKER AGE             FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
  35                                                   TO AGE 95                                  SPECIFIED AMOUNT
  TABLE: 0                                    MONY LIFE INSURANCE COMPANY
  1ST YR ANNUAL                                    DECLARED PREMIUMS
  PREMIUM = 1,646.00

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    36     1,646         0         0       0           0        888  200,000
  2    37     1,646         0         0       0         437      2,062  200,000
  3    38     1,646         0         0       0         985      3,220  200,000
  4    39     1,646         0         0       0       2,081      4,315  200,000
  5    40     1,646         0         0       0       3,139      5,373  200,000
  6    41     1,646         0         0       0       4,360      6,371  200,000
  7    42     1,646         0         0       0       5,545      7,332  200,000
  8    43     1,646         0         0       0       6,718      8,282  200,000
  9    44     1,646         0         0       0       7,855      9,196  200,000
 10    45     1,646         0         0       0       8,959     10,076  200,000

 11    46     1,646         0         0       0      10,072     10,966  200,000
 12    47     1,646         0         0       0      11,135     11,805  200,000
 13    48     1,646         0         0       0      12,168     12,615  200,000
 14    49     1,646         0         0       0      13,152     13,375  200,000
 15    50     1,646         0         0       0      14,086     14,086  200,000
 16    51     1,646         0         0       0      14,858     14,858  200,000
 17    52     1,646         0         0       0      15,559     15,559  200,000
 18    53     1,646         0         0       0      16,212     16,212  200,000
 19    54     1,646         0         0       0      16,838     16,838  200,000
 20    55     1,646         0         0       0      17,439     17,439  200,000

 21    56     1,646         0         0       0      18,048     18,048  200,000
 22    57     1,646         0         0       0      18,588     18,588  200,000
 23    58     1,646         0         0       0      19,017     19,017  200,000
 24    59     1,646         0         0       0      19,358     19,358  200,000
 25    60     1,646         0         0       0      19,590     19,590  200,000
 26    61     1,646         0         0       0      19,713     19,713  200,000
 27    62     1,646         0         0       0      19,707     19,707  200,000
 28    63     1,646         0         0       0      19,551     19,551  200,000
 29    64     1,646         0         0       0      19,266     19,266  200,000
 30    65     1,646         0         0       0      18,851     18,851  200,000

 31    66     1,646         0         0       0      18,286     18,286  200,000
 32    67     1,646         0         0       0      17,589     17,589  200,000
 33    68     1,646         0         0       0      16,696     16,696  200,000
 34    69     1,646         0         0       0      15,558     15,558  200,000
 35    70     1,646         0         0       0      14,107     14,107  200,000
 36    71     1,646         0         0       0      12,358     12,358  200,000
 37    72     1,646         0         0       0      10,212     10,212  200,000
 38    73     1,646         0         0       0       7,704      7,704  200,000
 39    74     1,646         0         0       0       4,682      4,682  200,000
 40    75     1,646         0         0       0       1,099      1,099  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    36      1,646         0             0        888   200,000          0        960   200,000           0        960   200,000
  2    37      1,646         0           343      1,968   200,000        549      2,174   200,000         646      2,271   200,000
  3    38      1,646         0           775      3,010   200,000      1,186      3,420   200,000       1,408      3,643   200,000
  4    39      1,646         0         1,780      4,015   200,000      2,466      4,701   200,000       2,795      5,030   200,000
  5    40      1,646         0         2,749      4,984   200,000      3,783      6,017   200,000       4,222      6,457   200,000
  6    41      1,646         0         3,906      5,917   200,000      5,361      7,372   200,000       5,892      7,903   200,000
  7    42      1,646         0         5,005      6,793   200,000      6,956      8,743   200,000       7,606      9,393   200,000
  8    43      1,646         0         6,071      7,635   200,000      8,592     10,156   200,000       9,389     10,953   200,000
  9    44      1,646         0         7,080      8,421   200,000     10,249     11,590   200,000      11,222     12,563   200,000
 10    45      1,646         0         8,035      9,152   200,000     11,928     13,045   200,000      13,108     14,225   200,000

 11    46      1,646         0         9,019      9,913   200,000     13,741     14,634   200,000      15,120     16,014   200,000
 12    47      1,646         0         9,953     10,623   200,000     15,593     16,263   200,000      17,181     17,851   200,000
 13    48      1,646         0        10,838     11,285   200,000     17,487     17,934   200,000      19,317     19,764   200,000
 14    49      1,646         0        11,651     11,874   200,000     19,405     19,628   200,000      21,510     21,734   200,000
 15    50      1,646         0        12,394     12,394   200,000     21,348     21,348   200,000      23,765     23,765   200,000
 16    51      1,646         0        12,843     12,843   200,000     23,097     23,097   200,000      25,969     25,969   200,000
 17    52      1,646         0        13,201     13,201   200,000     24,855     24,855   200,000      28,227     28,227   200,000
 18    53      1,646         0        13,469     13,469   200,000     26,625     26,625   200,000      30,564     30,564   200,000
 19    54      1,646         0        13,624     13,624   200,000     28,388     28,388   200,000      33,006     33,006   200,000
 20    55      1,646         0        13,668     13,668   200,000     30,146     30,146   200,000      35,560     35,560   200,000

 21    56      1,646         0        13,611     13,611   200,000     31,915     31,915   200,000      38,265     38,265   200,000
 22    57      1,646         0        13,399     13,399   200,000     33,643     33,643   200,000      41,059     41,059   200,000
 23    58      1,646         0        13,031     13,031   200,000     35,330     35,330   200,000      43,908     43,908   200,000
 24    59      1,646         0        12,484     12,484   200,000     36,957     36,957   200,000      46,838     46,838   200,000
 25    60      1,646         0        11,736     11,736   200,000     38,503     38,503   200,000      49,838     49,838   200,000
 26    61      1,646         0        10,761     10,761   200,000     39,946     39,946   200,000      52,915     52,915   200,000
 27    62      1,646         0         9,534      9,534   200,000     41,265     41,265   200,000      56,061     56,061   200,000
 28    63      1,646         0         8,050      8,050   200,000     42,454     42,454   200,000      59,265     59,265   200,000
 29    64      1,646         0         6,213      6,213   200,000     43,431     43,431   200,000      62,555     62,555   200,000
 30    65      1,646         0         3,989      3,989   200,000     44,166     44,166   200,000      65,939     65,939   200,000

 31    66      1,646         0         1,320      1,320   200,000     44,606     44,606   200,000      69,413     69,413   200,000
 32    67      1,646         0             0          0         0     44,713     44,713   200,000      73,004     73,004   200,000
 33    68      1,646         0             0          0         0     44,424     44,424   200,000      76,678     76,678   200,000
 34    69      1,646         0             0          0         0     43,667     43,667   200,000      80,418     80,418   200,000
 35    70      1,646         0             0          0         0     42,382     42,382   200,000      84,196     84,196   200,000
 36    71      1,646         0             0          0         0     40,438     40,438   200,000      88,041     88,041   200,000
 37    72      1,646         0             0          0         0     37,583     37,583   200,000      91,916     91,916   200,000
 38    73      1,646         0             0          0         0     33,810     33,810   200,000      95,865     95,865   200,000
 39    74      1,646         0             0          0         0     28,810     28,810   200,000      99,833     99,833   200,000
 40    75      1,646         0             0          0         0     22,254     22,254   200,000     103,830    103,830   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----    --------   ---------    -----    --------
 41    76      1,646         0           0         0        0        13,804     13,804   200,000     107,891    107,891   200,000
 42    77      1,646         0           0         0        0         3,059      3,059   200,000     111,976    111,976   200,000
 43    78      1,646         0           0         0        0             0          0         0     116,062    116,062   200,000
 44    79      1,646         0           0         0        0             0          0         0     119,854    119,854   200,000
 45    80      1,646         0           0         0        0             0          0         0     123,562    123,562   200,000
 46    81      1,646         0           0         0        0             0          0         0     127,210    127,210   200,000
 47    82      1,646         0           0         0        0             0          0         0     130,748    130,748   200,000
 48    83      1,646         0           0         0        0             0          0         0     134,543    134,543   200,000
 49    84      1,646         0           0         0        0             0          0         0     138,389    138,389   200,000
 50    85      1,646         0           0         0        0             0          0         0     142,242    142,242   200,000

 51    86      1,646         0           0         0        0             0          0         0     146,167    146,167   200,000
 52    87      1,646         0           0         0        0             0          0         0     150,144    150,144   200,000
 53    88      1,646         0           0         0        0             0          0         0     154,266    154,266   200,000
 54    89      1,646         0           0         0        0             0          0         0     158,606    158,606   200,000
 55    90      1,646         0           0         0        0             0          0         0     163,258    163,258   200,000
 56    91      1,646         0           0         0        0             0          0         0     168,315    168,315   200,000
 57    92      1,646         0           0         0        0             0          0         0     173,867    173,867   200,000
 58    93      1,646         0           0         0        0             0          0         0     180,044    180,044   200,000
 59    94      1,646         0           0         0        0             0          0         0     187,304    187,304   200,000
 60    95      1,646         0           0         0        0             0          0         0     196,360    196,360   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00             MONY LIFE INSURANCE COMPANY
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    36     1,646         0         0       0            0        960   200,000
  2    37     1,646         0         0       0          646      2,271   200,000
  3    38     1,646         0         0       0        1,408      3,643   200,000
  4    39     1,646         0         0       0        2,795      5,030   200,000
  5    40     1,646         0         0       0        4,222      6,457   200,000
  6    41     1,646         0         0       0        5,892      7,903   200,000
  7    42     1,646         0         0       0        7,606      9,393   200,000
  8    43     1,646         0         0       0        9,389     10,953   200,000
  9    44     1,646         0         0       0       11,222     12,563   200,000
 10    45     1,646         0         0       0       13,108     14,225   200,000

 11    46     1,646         0         0       0       15,120     16,014   200,000
 12    47     1,646         0         0       0       17,181     17,851   200,000
 13    48     1,646         0         0       0       19,317     19,764   200,000
 14    49     1,646         0         0       0       21,510     21,734   200,000
 15    50     1,646         0         0       0       23,765     23,765   200,000
 16    51     1,646         0         0       0       25,969     25,969   200,000
 17    52     1,646         0         0       0       28,227     28,227   200,000
 18    53     1,646         0         0       0       30,564     30,564   200,000
 19    54     1,646         0         0       0       33,006     33,006   200,000
 20    55     1,646         0         0       0       35,560     35,560   200,000

 21    56     1,646         0         0       0       38,265     38,265   200,000
 22    57     1,646         0         0       0       41,059     41,059   200,000
 23    58     1,646         0         0       0       43,908     43,908   200,000
 24    59     1,646         0         0       0       46,838     46,838   200,000
 25    60     1,646         0         0       0       49,838     49,838   200,000
 26    61     1,646         0         0       0       52,915     52,915   200,000
 27    62     1,646         0         0       0       56,061     56,061   200,000
 28    63     1,646         0         0       0       59,265     59,265   200,000
 29    64     1,646         0         0       0       62,555     62,555   200,000
 30    65     1,646         0         0       0       65,939     65,939   200,000

 31    66     1,646         0         0       0       69,413     69,413   200,000
 32    67     1,646         0         0       0       73,004     73,004   200,000
 33    68     1,646         0         0       0       76,678     76,678   200,000
 34    69     1,646         0         0       0       80,418     80,418   200,000
 35    70     1,646         0         0       0       84,196     84,196   200,000
 36    71     1,646         0         0       0       88,041     88,041   200,000
 37    72     1,646         0         0       0       91,916     91,916   200,000
 38    73     1,646         0         0       0       95,865     95,865   200,000
 39    74     1,646         0         0       0       99,833     99,833   200,000
 40    75     1,646         0         0       0      103,830    103,830   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    76     1,646         0         0       0      107,891    107,891  200,000
 42    77     1,646         0         0       0      111,976    111,976  200,000
 43    78     1,646         0         0       0      116,062    116,062  200,000
 44    79     1,646         0         0       0      119,854    119,854  200,000
 45    80     1,646         0         0       0      123,562    123,562  200,000
 46    81     1,646         0         0       0      127,210    127,210  200,000
 47    82     1,646         0         0       0      130,748    130,748  200,000
 48    83     1,646         0         0       0      134,543    134,543  200,000
 49    84     1,646         0         0       0      138,389    138,389  200,000
 50    85     1,646         0         0       0      142,242    142,242  200,000

 51    86     1,646         0         0       0      146,167    146,167  200,000
 52    87     1,646         0         0       0      150,144    150,144  200,000
 53    88     1,646         0         0       0      154,266    154,266  200,000
 54    89     1,646         0         0       0      158,606    158,606  200,000
 55    90     1,646         0         0       0      163,258    163,258  200,000
 56    91     1,646         0         0       0      168,315    168,315  200,000
 57    92     1,646         0         0       0      173,867    173,867  200,000
 58    93     1,646         0         0       0      180,044    180,044  200,000
 59    94     1,646         0         0       0      187,304    187,304  200,000
 60    95     1,646         0         0       0      196,360    196,360  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)             12.00% (10.42% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----   --------   ---------    -----   --------
  1    36      1,646         0             0        888   200,000           0      1,032  200,000           0      1,032  200,000
  2    37      1,646         0           343      1,968   200,000         765      2,389  200,000         865      2,489  200,000
  3    38      1,646         0           775      3,010   200,000       1,631      3,866  200,000       1,866      4,101  200,000
  4    39      1,646         0         1,780      4,015   200,000       3,240      5,475  200,000       3,599      5,833  200,000
  5    40      1,646         0         2,749      4,984   200,000       4,996      7,231  200,000       5,490      7,725  200,000
  6    41      1,646         0         3,906      5,917   200,000       7,138      9,149  200,000       7,758      9,769  200,000
  7    42      1,646         0         5,005      6,793   200,000       9,437     11,225  200,000      10,219     12,006  200,000
  8    43      1,646         0         6,071      7,635   200,000      11,934     13,499  200,000      12,918     14,482  200,000
  9    44      1,646         0         7,080      8,421   200,000      14,628     15,969  200,000      15,857     17,197  200,000
 10    45      1,646         0         8,035      9,152   200,000      17,542     18,659  200,000      19,062     20,180  200,000

 11    46      1,646         0         9,019      9,913   200,000      20,845     21,739  200,000      22,674     23,568  200,000
 12    47      1,646         0         9,953     10,623   200,000      24,454     25,124  200,000      26,624     27,294  200,000
 13    48      1,646         0        10,838     11,285   200,000      28,404     28,850  200,000      30,972     31,419  200,000
 14    49      1,646         0        11,651     11,874   200,000      32,714     32,937  200,000      35,745     35,968  200,000
 15    50      1,646         0        12,394     12,394   200,000      37,429     37,429  200,000      40,992     40,992  200,000
 16    51      1,646         0        12,843     12,843   200,000      42,375     42,375  200,000      46,646     46,646  200,000
 17    52      1,646         0        13,201     13,201   200,000      47,812     47,812  200,000      52,882     52,882  200,000
 18    53      1,646         0        13,469     13,469   200,000      53,803     53,803  200,000      59,791     59,791  200,000
 19    54      1,646         0        13,624     13,624   200,000      60,400     60,400  200,000      67,469     67,469  200,000
 20    55      1,646         0        13,668     13,668   200,000      67,681     67,681  200,000      76,006     76,006  200,000

 21    56      1,646         0        13,611     13,611   200,000      75,758     75,758  200,000      85,539     85,539  200,000
 22    57      1,646         0        13,399     13,399   200,000      84,685     84,685  200,000      96,119     96,119  200,000
 23    58      1,646         0        13,031     13,031   200,000      94,579     94,579  200,000     107,850    107,850  200,000
 24    59      1,646         0        12,484     12,484   200,000     105,562    105,562  200,000     120,891    120,891  200,000
 25    60      1,646         0        11,736     11,736   200,000     117,776    117,776  200,000     135,397    135,397  200,000
 26    61      1,646         0        10,761     10,761   200,000     131,391    131,391  200,000     151,557    151,557  200,000
 27    62      1,646         0         9,534      9,534   200,000     146,608    146,608  200,000     169,534    169,534  217,004
 28    63      1,646         0         8,050      8,050   200,000     163,658    163,658  206,209     189,434    189,434  238,687
 29    64      1,646         0         6,213      6,213   200,000     182,568    182,568  226,384     211,469    211,469  262,221
 30    65      1,646         0         3,989      3,989   200,000     203,450    203,450  248,209     235,873    235,873  287,766

 31    66      1,646         0         1,320      1,320   200,000     226,515    226,515  271,819     262,905    262,905  315,486
 32    67      1,646         0             0          0         0     251,947    251,947  299,817     292,830    292,830  348,467
 33    68      1,646         0             0          0         0     278,982    279,982  330,379     325,940    325,940  384,610
 34    69      1,646         0             0          0         0     310,883    310,883  363,733     362,566    362,566  424,202
 35    70      1,646         0             0          0         0     344,947    344,947  400,139     403,062    403,062  467,552
 36    71      1,646         0             0          0         0     382,486    382,486  439,859     447,856    447,856  515,034
 37    72      1,646         0             0          0         0     423,978    423,978  479,095     497,475    497,475  562,146
 38    73      1,646         0             0          0         0     469,960    499,960  521,655     552,502    552,502  613,278
 39    74      1,646         0             0          0         0     520,964    520,964  567,851     613,544    613,544  668,763
 40    75      1,646         0             0          0         0     577,645    577,645  618,080     681,333    681,333  729,027

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    76      1,646         0           0         0        0        640,799      640,799    672,839
 42    77      1,646         0           0         0        0        710,437      710,437    745,959
 43    78      1,646         0           0         0        0        787,184      787,184    826,544
 44    79      1,646         0           0         0        0        871,720      871,720    915,306
 45    80      1,646         0           0         0        0        964,774      964,774  1,013,013
 46    81      1,646         0           0         0        0       1,067,119   1,067,119  1,120,475
 47    82      1,646         0           0         0        0       1,179,575   1,179,575  1,238,554
 48    83      1,646         0           0         0        0       1,302,975   1,302,975  1,368,123
 49    84      1,646         0           0         0        0       1,438,200   1,438,200  1,510,110
 50    85      1,646         0           0         0        0       1,586,177   1,586,177  1,665,486

 51    86      1,646         0           0         0        0       1,747,894   1,747,894  1,835,289
 52    87      1,646         0           0         0        0       1,924,400   1,924,400  2,020,620
 53    88      1,646         0           0         0        0       2,116,817   2,116,817  2,222,658
 54    89      1,646         0           0         0        0       2,326,320   2,326,320  2,442,636
 55    90      1,646         0           0         0        0       2,554,150   2,554,150  2,681,857
 56    91      1,646         0           0         0        0       2,801,535   2,801,535  2,941,611
 57    92      1,646         0           0         0        0       3,077,826   3,077,826  3,200,939
 58    93      1,646         0           0         0        0       3,387,967   3,387,967  3,489,606
 59    94      1,646         0           0         0        0       3,738,043   3,738,043  3,812,804
 60    95      1,646         0           0         0        0       4,135,649   4,135,649  4,177,005

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41    756,721      756,721    794,557
 42    840,125      840,125    882,131
 43    932,355      932,355    978,973
 44   1,034,127   1,034,127  1,085,833
 45   1,146,504   1,146,504  1,203,829
 46   1,270,550   1,270,550  1,334,078
 47   1,407,352   1,407,352  1,477,719
 48   1,558,531   1,558,531  1,636,458
 49   1,725,250   1,725,250  1,811,512
 50   1,908,899   1,908,899  2,004,344
 51   2,111,118   2,111,118  2,216,674
 52   2,333,500   2,333,500  2,450,175
 53   2,577,953   2,577,953  2,706,850
 54   2,846,434   2,846,434  2,988,756
 55   3,141,021   3,141,021  3,298,072
 56   3,463,716   3,463,716  3,636,902
 57   3,822,004   3,822,004  3,974,884
 58   4,220,535   4,220,535  4,347,151
 59   4,666,251   4,666,251  4,759,576
 60   5,167,814   5,167,814  5,219,492

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

           ALLOCATION OF VALUES
FOR:                                                    MONY EQUITYMASTER                              SPECIFIED AMOUNT = $200,000
  MALE PREFERRED NON-SMOKER AGE 35                FLEXIBLE PREMIUM VARIABLE LIFE                           INITIAL DEATH BENEFIT =
  TABLE: 0                                                  TO AGE 95                                             SPECIFIED AMOUNT
  1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE INSURANCE COMPANY
                                                        DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         12.00% (10.42% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    36     1,646         0         0       0            0      1,032  200,000
  2    37     1,646         0         0       0          865      2,489  200,000
  3    38     1,646         0         0       0        1,866      4,101  200,000
  4    39     1,646         0         0       0        3,599      5,833  200,000
  5    40     1,646         0         0       0        5,490      7,725  200,000
  6    41     1,646         0         0       0        7,758      9,769  200,000
  7    42     1,646         0         0       0       10,219     12,006  200,000
  8    43     1,646         0         0       0       12,918     14,482  200,000
  9    44     1,646         0         0       0       15,857     17,197  200,000
 10    45     1,646         0         0       0       19,062     20,180  200,000

 11    46     1,646         0         0       0       22,674     23,568  200,000
 12    47     1,646         0         0       0       26,624     27,294  200,000
 13    48     1,646         0         0       0       30,972     31,419  200,000
 14    49     1,646         0         0       0       35,745     35,968  200,000
 15    50     1,646         0         0       0       40,992     40,992  200,000
 16    51     1,646         0         0       0       46,646     46,646  200,000
 17    52     1,646         0         0       0       52,882     52,882  200,000
 18    53     1,646         0         0       0       59,791     59,791  200,000
 19    54     1,646         0         0       0       67,469     67,469  200,000
 20    55     1,646         0         0       0       76,006     76,006  200,000

 21    56     1,646         0         0       0       85,539     85,539  200,000
 22    57     1,646         0         0       0       96,119     96,119  200,000
 23    58     1,646         0         0       0      107,850    107,850  200,000
 24    59     1,646         0         0       0      120,891    120,891  200,000
 25    60     1,646         0         0       0      135,397    135,397  200,000
 26    61     1,646         0         0       0      151,557    151,557  200,000
 27    62     1,646         0         0       0      169,534    169,534  217,004
 28    63     1,646         0         0       0      189,434    189,434  238,687
 29    64     1,646         0         0       0      211,469    211,469  262,221
 30    65     1,646         0         0       0      235,873    235,873  287,766

 31    66     1,646         0         0       0      262,905    262,905  315,486
 32    67     1,646         0         0       0      292,830    292,830  348,467
 33    68     1,646         0         0       0      325,940    325,940  384,610
 34    69     1,646         0         0       0      362,566    362,566  424,202
 35    70     1,646         0         0       0      403,062    403,062  467,552
 36    71     1,646         0         0       0      447,856    447,856  515,034
 37    72     1,646         0         0       0      497,475    497,475  562,146
 38    73     1,646         0         0       0      552,502    552,502  613,278
 39    74     1,646         0         0       0      613,544    613,544  668,763
 40    75     1,646         0         0       0      681,333    681,333  729,027

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    76     1,646         0         0       0      756,721      756,721    794,557
 42    77     1,646         0         0       0      840,125      840,125    882,131
 43    78     1,646         0         0       0      932,355      932,355    978,973
 44    79     1,646         0         0       0     1,034,127   1,034,127  1,085,833
 45    80     1,646         0         0       0     1,146,504   1,146,504  1,203,829
 46    81     1,646         0         0       0     1,270,550   1,270,550  1,334,078
 47    82     1,646         0         0       0     1,407,352   1,407,352  1,477,719
 48    83     1,646         0         0       0     1,558,531   1,558,531  1,636,458
 49    84     1,646         0         0       0     1,725,250   1,725,250  1,811,512
 50    85     1,646         0         0       0     1,908,899   1,908,899  2,004,344

 51    86     1,646         0         0       0     2,111,118   2,111,118  2,216,674
 52    87     1,646         0         0       0     2,333,500   2,333,500  2,450,175
 53    88     1,646         0         0       0     2,577,953   2,577,953  2,706,850
 54    89     1,646         0         0       0     2,846,434   2,846,434  2,988,756
 55    90     1,646         0         0       0     3,141,021   3,141,021  3,298,072
 56    91     1,646         0         0       0     3,463,716   3,463,716  3,636,902
 57    92     1,646         0         0       0     3,822,004   3,822,004  3,974,884
 58    93     1,646         0         0       0     4,220,535   4,220,535  4,347,151
 59    94     1,646         0         0       0     4,666,251   4,666,251  4,759,576
 60    95     1,646         0         0       0     5,167,814   5,167,814  5,219,492

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    56      5,010         0         1,330      3,632   200,000      1,330      3,632   200,000      1,330      3,632   200,000
  2    57      5,010         0         3,701      6,488   200,000      3,701      6,488   200,000      4,642      7,429   200,000
  3    58      5,010         0         4,910      9,166   200,000      4,910      9,166   200,000      6,791     11,048   200,000
  4    59      5,010         0         7,394     11,651   200,000      7,394     11,651   200,000     10,196     14,452   200,000
  5    60      5,010         0         9,668     13,925   200,000      9,668     13,925   200,000     13,372     17,629   200,000
  6    61      5,010         0        12,142     15,973   200,000     12,142     15,973   200,000     16,713     20,544   200,000
  7    62      5,010         0        14,372     17,778   200,000     14,372     17,778   200,000     19,971     23,376   200,000
  8    63      5,010         0        16,366     19,345   200,000     16,366     19,345   200,000     23,146     26,126   200,000
  9    64      5,010         0        18,040     20,594   200,000     18,040     20,594   200,000     26,223     28,777   200,000
 10    65      5,010         0        19,379     21,507   200,000     19,379     21,507   200,000     29,083     31,212   200,000

 11    66      5,010         0        20,563     22,265   200,000     20,563     22,265   200,000     31,810     33,512   200,000
 12    67      5,010         0        21,355     22,632   200,000     21,355     22,632   200,000     34,268     35,545   200,000
 13    68      5,010         0        21,709     22,560   200,000     21,709     22,560   200,000     36,580     37,431   200,000
 14    69      5,010         0        21,576     22,001   200,000     21,576     22,001   200,000     38,692     39,117   200,000
 15    70      5,010         0        20,921     20,921   200,000     20,921     20,921   200,000     40,587     40,587   200,000
 16    71      5,010         0        19,217     19,217   200,000     19,217     19,217   200,000     42,256     42,256   200,000
 17    72      5,010         0        16,664     16,664   200,000     16,664     16,664   200,000     43,639     43,639   200,000
 18    73      5,010         0        13,327     13,327   200,000     13,327     13,327   200,000     44,591     44,591   200,000
 19    74      5,010         0         8,949      8,949   200,000      8,949      8,949   200,000     45,279     45,279   200,000
 20    75      5,010         0         3,282      3,282   200,000      3,282      3,282   200,000     45,591     45,591   200,000

 21    76      5,010         0             0          0         0          0          0         0     45,624     45,624   200,000
 22    77      5,010         0             0          0         0          0          0         0     45,163     45,163   200,000
 23    78      5,010         0             0          0         0          0          0         0     44,100     44,100   200,000
 24    79      5,010         0             0          0         0          0          0         0     41,811     41,811   200,000
 25    80      5,010         0             0          0         0          0          0         0     38,567     38,567   200,000
 26    81      5,010         0             0          0         0          0          0         0     34,273     34,273   200,000
 27    82      5,010         0             0          0         0          0          0         0     28,631     28,631   200,000
 28    83      5,010         0             0          0         0          0          0         0     22,314     22,314   200,000
 29    84      5,010         0             0          0         0          0          0         0     14,555     14,555   200,000
 30    85      5,010         0             0          0         0          0          0         0      4,872      4,872   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 86.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00             MONY LIFE INSURANCE COMPANY
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----    --------
  1    56     5,010         0         0       0       1,330      3,632   200,000
  2    57     5,010         0         0       0       4,642      7,429   200,000
  3    58     5,010         0         0       0       6,791     11,048   200,000
  4    59     5,010         0         0       0      10,196     14,452   200,000
  5    60     5,010         0         0       0      13,372     17,629   200,000
  6    61     5,010         0         0       0      16,713     20,544   200,000
  7    62     5,010         0         0       0      19,971     23,376   200,000
  8    63     5,010         0         0       0      23,146     26,126   200,000
  9    64     5,010         0         0       0      26,223     28,777   200,000
 10    65     5,010         0         0       0      29,083     31,212   200,000

 11    66     5,010         0         0       0      31,810     33,512   200,000
 12    67     5,010         0         0       0      34,268     35,545   200,000
 13    68     5,010         0         0       0      36,580     37,431   200,000
 14    69     5,010         0         0       0      38,692     39,117   200,000
 15    70     5,010         0         0       0      40,587     40,587   200,000
 16    71     5,010         0         0       0      42,256     42,256   200,000
 17    72     5,010         0         0       0      43,639     43,639   200,000
 18    73     5,010         0         0       0      44,591     44,591   200,000
 19    74     5,010         0         0       0      45,279     45,279   200,000
 20    75     5,010         0         0       0      45,591     45,591   200,000

 21    76     5,010         0         0       0      45,624     45,624   200,000
 22    77     5,010         0         0       0      45,163     45,163   200,000
 23    78     5,010         0         0       0      44,100     44,100   200,000
 24    79     5,010         0         0       0      41,811     41,811   200,000
 25    80     5,010         0         0       0      38,567     38,567   200,000
 26    81     5,010         0         0       0      34,273     34,273   200,000
 27    82     5,010         0         0       0      28,631     28,631   200,000
 28    83     5,010         0         0       0      22,314     22,314   200,000
 29    84     5,010         0         0       0      14,555     14,555   200,000
 30    85     5,010         0         0       0       4,872      4,872   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 86.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND   PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----   --------   ---------    -----   --------
  1    56      5,010         0         1,330      3,632   200,000      1,578      3,881  200,000       1,578      3,881  200,000
  2    57      5,010         0         3,701      6,488   200,000      4,405      7,192  200,000       5,375      8,161  200,000
  3    58      5,010         0         4,910      9,166   200,000      6,261     10,518  200,000       8,254     12,511  200,000
  4    59      5,010         0         7,394     11,651   200,000      9,586     13,842  200,000      12,638     16,895  200,000
  5    60      5,010         0         9,668     13,925   200,000     12,893     17,149  200,000      17,045     21,301  200,000
  6    61      5,010         0        12,142     15,973   200,000     16,592     20,423  200,000      21,868     25,698  200,000
  7    62      5,010         0        14,372     17,778   200,000     20,243     23,648  200,000      26,860     30,265  200,000
  8    63      5,010         0        16,366     19,345   200,000     23,850     26,830  200,000      32,034     35,013  200,000
  9    64      5,010         0        18,040     20,594   200,000     27,337     29,891  200,000      37,383     39,937  200,000
 10    65      5,010         0        19,379     21,507   200,000     30,687     32,815  200,000      42,807     44,935  200,000

 11    66      5,010         0        20,563     22,265   200,000     34,157     35,860  200,000      48,499     50,202  200,000
 12    67      5,010         0        21,355     22,632   200,000     37,469     38,746  200,000      54,273     55,550  200,000
 13    68      5,010         0        21,709     22,560   200,000     40,585     41,436  200,000      60,255     61,107  200,000
 14    69      5,010         0        21,576     22,001   200,000     43,466     43,891  200,000      66,422     66,848  200,000
 15    70      5,010         0        20,921     20,921   200,000     46,087     46,087  200,000      72,786     72,786  200,000
 16    71      5,010         0        19,217     19,217   200,000     47,940     47,940  200,000      79,284     79,284  200,000
 17    72      5,010         0        16,664     16,664   200,000     49,265     49,265  200,000      85,993     85,993  200,000
 18    73      5,010         0        13,327     13,327   200,000     50,118     50,118  200,000      92,847     92,847  200,000
 19    74      5,010         0         8,949      8,949   200,000     50,296     50,296  200,000     100,010    100,010  200,000
 20    75      5,010         0         3,282      3,282   200,000     49,600     49,600  200,000     107,463    107,463  200,000

 21    76      5,010         0             0          0         0     47,966     47,966  200,000     115,374    115,374  200,000
 22    77      5,010         0             0          0         0     45,095     45,095  200,000     123,656    123,656  200,000
 23    78      5,010         0             0          0         0     40,736     40,736  200,000     132,351    132,351  200,000
 24    79      5,010         0             0          0         0     34,573     34,573  200,000     141,320    141,320  200,000
 25    80      5,010         0             0          0         0     26,175     26,175  200,000     150,853    150,853  200,000
 26    81      5,010         0             0          0         0     14,913     14,913  200,000     161,112    161,112  200,000
 27    82      5,010         0             0          0         0          0          0        0     172,258    172,258  200,000
 28    83      5,010         0             0          0         0          0          0        0     184,651    184,651  200,000
 29    84      5,010         0             0          0         0          0          0        0     198,236    198,236  208,148
 30    85      5,010         0             0          0         0          0          0        0     212,376    212,376  222,994

 31    86      5,010         0             0          0         0          0          0        0     227,078    227,078  238,432
 32    87      5,010         0             0          0         0          0          0        0     242,336    242,336  254,453
 33    88      5,010         0             0          0         0          0          0        0     258,162    258,162  271,070
 34    89      5,010         0             0          0         0          0          0        0     274,558    274,558  288,286
 35    90      5,010         0             0          0         0          0          0        0     291,518    291,518  306,094
 36    91      5,010         0             0          0         0          0          0        0     309,018    309,018  324,469
 37    92      5,010         0             0          0         0          0          0        0     327,490    327,490  340,590
 38    93      5,010         0             0          0         0          0          0        0     347,042    347,042  357,453
 39    94      5,010         0             0          0         0          0          0        0     367,917    367,917  375,275
 40    95      5,010         0             0          0         0          0          0        0     390,421    390,421  394,325

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00              MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    56     5,010         0         0       0        1,578      3,881  200,000
  2    57     5,010         0         0       0        5,375      8,161  200,000
  3    58     5,010         0         0       0        8,254     12,511  200,000
  4    59     5,010         0         0       0       12,638     16,895  200,000
  5    60     5,010         0         0       0       17,045     21,301  200,000
  6    61     5,010         0         0       0       21,868     25,698  200,000
  7    62     5,010         0         0       0       26,860     30,265  200,000
  8    63     5,010         0         0       0       32,034     35,013  200,000
  9    64     5,010         0         0       0       37,383     39,937  200,000
 10    65     5,010         0         0       0       42,807     44,935  200,000

 11    66     5,010         0         0       0       48,499     50,202  200,000
 12    67     5,010         0         0       0       54,273     55,550  200,000
 13    68     5,010         0         0       0       60,255     61,107  200,000
 14    69     5,010         0         0       0       66,422     66,848  200,000
 15    70     5,010         0         0       0       72,786     72,786  200,000
 16    71     5,010         0         0       0       79,284     79,284  200,000
 17    72     5,010         0         0       0       85,993     85,993  200,000
 18    73     5,010         0         0       0       92,847     92,847  200,000
 19    74     5,010         0         0       0      100,010    100,010  200,000
 20    75     5,010         0         0       0      107,463    107,463  200,000

 21    76     5,010         0         0       0      115,374    115,374  200,000
 22    77     5,010         0         0       0      123,656    123,656  200,000
 23    78     5,010         0         0       0      132,351    132,351  200,000
 24    79     5,010         0         0       0      141,320    141,320  200,000
 25    80     5,010         0         0       0      150,853    150,853  200,000
 26    81     5,010         0         0       0      161,112    161,112  200,000
 27    82     5,010         0         0       0      172,258    172,258  200,000
 28    83     5,010         0         0       0      184,651    184,651  200,000
 29    84     5,010         0         0       0      198,236    198,236  208,148
 30    85     5,010         0         0       0      212,376    212,376  222,994

 31    86     5,010         0         0       0      227,078    227,078  238,432
 32    87     5,010         0         0       0      242,336    242,336  254,453
 33    88     5,010         0         0       0      258,162    258,162  271,070
 34    89     5,010         0         0       0      274,558    274,558  288,286
 35    90     5,010         0         0       0      291,518    291,518  306,094
 36    91     5,010         0         0       0      309,018    309,018  324,469
 37    92     5,010         0         0       0      327,490    327,490  340,590
 38    93     5,010         0         0       0      347,042    347,042  357,453
 39    94     5,010         0         0       0      367,917    367,917  375,275
 40    95     5,010         0         0       0      390,421    390,421  394,325

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5010.00               MONY LIFE INSURANCE COMPANY
                                                   DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     -----------------------------------------------------------------
                                          0.00% (-1.49% NET)                12.00% (10.42% NET)
                                     -----------------------------   ---------------------------------
                (1)         (2)         (3)                 (5)         (6)                     (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----     --------
  1    56      5,010         0         1,330      3,632   200,000       1,827        4,129     200,000
  2    57      5,010         0         3,701      6,488   200,000       5,141        7,927     200,000
  3    58      5,010         0         4,910      9,166   200,000       7,734       11,991     200,000
  4    59      5,010         0         7,394     11,651   200,000      12,076       16,333     200,000
  5    60      5,010         0         9,668     13,925   200,000      16,716       20,973     200,000
  6    61      5,010         0        12,142     15,973   200,000      22,103       25,934     200,000
  7    62      5,010         0        14,372     17,778   200,000      27,840       31,245     200,000
  8    63      5,010         0        16,366     19,345   200,000      33,983       36,962     200,000
  9    64      5,010         0        18,040     20,594   200,000      40,518       43,072     200,000
 10    65      5,010         0        19,379     21,507   200,000      47,496       49,625     200,000

 11    66      5,010         0        20,563     22,265   200,000      55,372       57,075     200,000
 12    67      5,010         0        21,355     22,632   200,000      63,910       65,187     200,000
 13    68      5,010         0        21,709     22,560   200,000      73,205       74,057     200,000
 14    69      5,010         0        21,576     22,001   200,000      83,382       83,808     200,000
 15    70      5,010         0        20,921     20,921   200,000      94,608       94,608     200,000
 16    71      5,010         0        19,217     19,217   200,000     106,627      106,627     200,000
 17    72      5,010         0        16,664     16,664   200,000     120,034      120,034     200,000
 18    73      5,010         0        13,327     13,327   200,000     135,219      135,219     200,000
 19    74      5,010         0         8,949      8,949   200,000     152,524      152,524     200,000
 20    75      5,010         0         3,282      3,282   200,000     172,449      172,449     200,000

 21    76      5,010         0             0          0         0     195,770      195,770     205,558
 22    77      5,010         0             0          0         0     221,871      221,871     232,964
 23    78      5,010         0             0          0         0     250,651      250,651     263,184
 24    79      5,010         0             0          0         0     282,369      282,369     296,487
 25    80      5,010         0             0          0         0     317,300      317,300     333,165
 26    81      5,010         0             0          0         0     355,738      355,738     373,525
 27    82      5,010         0             0          0         0     397,995      397,995     417,895
 28    83      5,010         0             0          0         0     444,390      444,390     466,609
 29    84      5,010         0             0          0         0     495,259      495,259     520,022
 30    85      5,010         0             0          0         0     550,958      550,958     578,506

 31    86      5,010         0             0          0         0     611,862      611,862     642,455
 32    87      5,010         0             0          0         0     678,373      678,373     712,292
 33    88      5,010         0             0          0         0     750,918      750,918     788,464
 34    89      5,010         0             0          0         0     829,945      829,945     871,442
 35    90      5,010         0             0          0         0     915,927      915,927     961,723
 36    91      5,010         0             0          0         0    1,009,333   1,009,333   1,059,799
 37    92      5,010         0             0          0         0    1,113,573   1,113,573   1,158,115
 38    93      5,010         0             0          0         0    1,230,488   1,230,488   1,267,402
 39    94      5,010         0             0          0         0    1,362,347   1,362,347   1,389,594
 40    95      5,010         0             0          0         0    1,511,981   1,511,981   1,527,101

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1      1,827        4,129     200,000
  2      6,138        8,924     200,000
  3      9,840       14,096     200,000
  4     15,393       19,649     200,000
  5     21,357       25,614     200,000
  6     28,176       32,006     200,000
  7     35,653       39,059     200,000
  8     43,871       46,850     200,000
  9     52,898       55,452     200,000
 10     62,733       64,861     200,000
 11     73,824       75,526     200,000
 12     86,026       87,303     200,000
 13     99,601      100,453     200,000
 14    114,716      115,142     200,000
 15    131,600      131,600     200,000
 16    150,269      150,269     200,000
 17    171,259      171,259     200,000
 18    194,822      194,822     216,252
 19    220,984      220,984     240,873
 20    250,029      250,029     267,531
 21    282,424      282,424     296,545
 22    318,271      318,271     334,185
 23    357,920      357,920     375,815
 24    401,686      401,686     421,770
 25    450,026      450,026     472,527
 26    503,397      503,397     528,566
 27    562,270      562,270     590,384
 28    627,337      627,337     638,704
 29    699,104      699,104     734,059
 30    778,176      778,176     817,085
 31    865,260      865,260     908,522
 32    961,047      961,047   1,009,099
 33   1,066,360   1,066,360   1,119,678
 34   1,182,047   1,182,047   1,241,150
 35   1,309,007   1,309,007   1,374,457
 36   1,448,109   1,448,109   1,520,514
 37   1,602,523   1,602,523   1,666,624
 38   1,774,245   1,774,245   1,827,473
 39   1,966,244   1,966,244   2,005,569
 40   2,182,224   2,182,224   2,204,046

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  MALE PREFERRED NON-SMOKER AGE             FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
  55                                                   TO AGE 95                                  SPECIFIED AMOUNT
  TABLE: 0                                    MONY LIFE INSURANCE COMPANY
  1ST YR ANNUAL                                    DECLARED PREMIUMS
  PREMIUM = 5,010.00

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    56     5,010         0         0       0        1,827        4,129    200,000
  2    57     5,010         0         0       0        6,138        8,924    200,000
  3    58     5,010         0         0       0        9,840       14,096    200,000
  4    59     5,010         0         0       0       15,393       19,649    200,000
  5    60     5,010         0         0       0       21,357       25,614    200,000
  6    61     5,010         0         0       0       28,176       32,006    200,000
  7    62     5,010         0         0       0       35,653       39,059    200,000
  8    63     5,010         0         0       0       43,871       46,850    200,000
  9    64     5,010         0         0       0       52,898       55,452    200,000
 10    65     5,010         0         0       0       62,733       64,861    200,000

 11    66     5,010         0         0       0       73,824       75,526    200,000
 12    67     5,010         0         0       0       86,026       87,303    200,000
 13    68     5,010         0         0       0       99,601      100,453    200,000
 14    69     5,010         0         0       0      114,716      115,142    200,000
 15    70     5,010         0         0       0      131,600      131,600    200,000
 16    71     5,010         0         0       0      150,269      150,269    200,000
 17    72     5,010         0         0       0      171,259      171,259    200,000
 18    73     5,010         0         0       0      194,822      194,822    216,252
 19    74     5,010         0         0       0      220,984      220,984    240,873
 20    75     5,010         0         0       0      250,029      250,029    267,531

 21    76     5,010         0         0       0      282,424      282,424    296,545
 22    77     5,010         0         0       0      318,271      318,271    334,185
 23    78     5,010         0         0       0      357,920      357,920    375,815
 24    79     5,010         0         0       0      401,686      401,686    421,770
 25    80     5,010         0         0       0      450,026      450,026    472,527
 26    81     5,010         0         0       0      503,397      503,397    528,566
 27    82     5,010         0         0       0      562,270      562,270    590,384
 28    83     5,010         0         0       0      627,337      627,337    658,704
 29    84     5,010         0         0       0      699,104      699,104    734,059
 30    85     5,010         0         0       0      778,176      778,176    817,085

 31    86     5,010         0         0       0      865,260      865,260    908,522
 32    87     5,010         0         0       0      961,047      961,047  1,009,099
 33    88     5,010         0         0       0     1,066,360   1,066,360  1,119,678
 34    89     5,010         0         0       0     1,182,047   1,182,047  1,241,150
 35    90     5,010         0         0       0     1,309,007   1,309,007  1,374,457
 36    91     5,010         0         0       0     1,448,109   1,448,109  1,520,514
 37    92     5,010         0         0       0     1,602,523   1,602,523  1,666,624
 38    93     5,010         0         0       0     1,774,245   1,774,245  1,827,473
 39    94     5,010         0         0       0     1,966,244   1,966,244  2,005,569
 40    95     5,010         0         0       0     2,182,224   2,182,224  2,204,046

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life Insurance Company or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 12/11/00                                 PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                                      B-59